UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3112

Smith Barney Municipal Money Market Fund, Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: March 31
Date of reporting period: September 30, 2004

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC. SEMI-ANNUAL REPORT | SEPTEMBER 30, 2004

NOT FDIC INSURED • NOT BANK GUARANTEED • MAY LOSE VALUE

WHAT’S INSIDE

LETTER FROM THE CHAIRMAN

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

For the first time in four years, the Federal Reserve Board (“Fed”)[i] pushed short-term interest rates higher during the six months ended September 30, 2004. The Fed raised its target for the closely watched federal funds rateii by 0.25% on three occasions, increasing it from a four-decade low of 1.00% at the end of June to 1.75% in September. Following the end of the fund’s reporting period, at its November meeting, the Fed once again raised its target for the federal funds rate by 0.25% to 2.00%. Higher rates can help slow a potential acceleration of economic growth and thereby help maintain a balance between that growth and the inflation that can generally accompany it.

While rising interest rates are generally troublesome for longer-term fixed income securities, because bond prices decline as rates are expected to rise, they can be good for short-term instruments such as money market securities. Prices for these instruments, and the funds that invest in them, are generally held stable, and their yields closely track movements in the federal funds rate target.

Although inflation picked up earlier this year, recently reported figures were benign. The U.S. economyiii grew at a more moderate rate during the second quarter versus the first, according to data released in September, albeit at a significantly stronger pace than the second quarter of last year. Following robust results in the early spring, labor market growth tapered off, picked up in the late summer and held steady through the end of the period.iv

During the spring, after-tax yields on municipal money market instruments exceeded those on taxable instruments with comparable maturities and credit ratings.[v] Prices of short-term tax-exempt money market instruments rallied in June as proceeds from maturing bonds were reinvested into these securities. However, many investors gravitated from shorter-term instruments into longer-term bonds in August as the bond environment stabilized, causing yields on floating-rate money market instruments to rise. Given the recent rate environment and expectations that interest rates were poised to rise, the manager maintained a cautious maturity stance in the municipal money market portfolio.

1 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Performance Review

As of September 30, 2004, the seven-day current yield for Class A shares of the Smith Barney Municipal Money Market Fund, Inc. was 0.96% and its seven-day effective yield, which reflects compounding, was 0.96%[1].

Past performance is no guarantee of future results. The fund’s yields will vary and performance of other share classes may differ.  In addition, your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Within this environment, the fund performed as follows:

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC. YIELDS AS OF SEPTEMBER 30, 2004

Seven-day current yield	0.96%
Seven-day effective yield	0.96%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed may be worth more or less than their original cost.

As of September 30, 2004, the seven-day current yield and seven-day effectives yield, which reflects compounding, of Class Y shares of the fund was 1.12% and 1.13%, respectively.

[1]	The seven-day current and effective yields are the same due to rounding. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

2 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management (“CAM”) disclosed an investigation by the Securities and Exchange Commission (“SEC”) and the U.S. Attorney relating to CAM’s entry into the transfer agency business during 1997-1999. Citigroup has disclosed that the Staff of the SEC is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup, the former CEO of CAM, a former employee and a current employee of CAM, relating to the creation, operation and fees of its internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

As always thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

November 10, 2004

3 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

[i]	Source: U.S. Federal Reserve Board. The Fed is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iii	Source: Commerce Department (Bureau of Economic Analysis). Refers to quarterly growth of Gross Domestic Product (“GDP”). Gross domestic product is a market value of goods and services produced by labor and property in a given country.
iv	Source: Bureau of Labor Statistics.
[v]	Money market yields are based upon data reflecting average yields of a universe of municipal and taxable money market instruments over the stated period derived via data on Bloomberg L.P.

4 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Fund at a Glance (unaudited)

Investment Breakdown*

March 31, 2004

September 30, 2004

†	As a percentage of total investments. Please note that Fund holdings are subject to change.

5 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested on April 1, 2004 and held for the six months ended September 30, 2004.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)
	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(3)

Class A	0.30%	$1,000.00	$1,003.00	0.55%	$2.76

Class Y	0.36	1,000.00	1,003.60	0.42	2.11

(1)	For the six months ended September 30, 2004.
(2)	Assume reinvestment of all dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of total return for the year.
(3)
Expenses (net of voluntary waiver) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

6 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(2)

Class A	5.00%	$1,000.00	$1,022.31	0.55%	$2.79

Class Y	5.00	1,000.00	1,022.96	0.42	2.13

(1)	For the six months ended September 30, 2004.
(2)
Expenses (net of voluntary waiver) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

7 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Schedule of Investments (unaudited)	September 30, 2004

FACE AMOUNT	RATING(a) SECURITY		VALUE

Alabama — 1.3%
$2,000,000	F-1‡	Auburn AL IDB Donaldson Co. Project 1.80% VRDO AMT	$2,000,000
3,000,000	A-1+	Birmingham AL Airport Authority SGA-47 MBIA-Insured
		PART 1.75% VRDO	3,000,000
6,000,000	A-1+	Decatur AL IDR NEO Industries Project Series 1998
		1.83% VRDO AMT	6,000,000
7,000,000	A-1+	Huntsville Carlton Cove AL Carlton Cove Inc. Project Series D
		1.69% VRDO	7,000,000
7,250,000	A-1	Huntsville-Redstone Village Special Care Series D 1.71% VRDO	7,250,000
		Jefferson County AL Sewer Revenue XLCA-Insured:
25,000,000	A-1+	Series B-3 1.71% VRDO	25,000,000
25,000,000	A-1+	Series C-6 1.70% VRDO	25,000,000
10,000,000	A-1+	Stevenson AL IDB Mead Corp. Project 1.76% VRDO AMT	10,000,000

			85,250,000

Alaska — 0.2%
12,945,000	A-1+	Alaska HFA Series 1999-B PART 1.84% VRDO AMT	12,945,000
1,400,000	A-1+	Alaska HFC Governmental Purpose University of Alaska
		Series A 1.73% VRDO	1,400,000

			14,345,000

Arizona — 0.7%
		Apache County AZ IDR PCR Tucson Electric Power Co.:
2,700,000	A-1	Series 83-A 1.75% VRDO	2,700,000
1,800,000	A-1+	Series 83-B 1.68% VRDO	1,800,000
1,450,000	A-1+	Arizona Health Facilities Authority Hospital Systems Revenue
		Series B 1.70% VRDO	1,450,000
8,100,000	A-1+	Maricopa County AZ IDA MFH San Miguel Apartments Project
		FNMA-Insured 1.74% VRDO AMT	8,100,000
		Phoenix AZ Civic Improvement Waste Water Revenue TECP:
10,000,000	A-1+	1.33% due 10/8/04	10,000,000
2,500,000	A-1+	1.23% due 12/16/04	2,500,000
6,000,000	A-1+	1.33% due 2/15/05	6,000,000
740,000	A-1+	Pima County AX IDA SFM GNMA-Insured Series 111-A PART
		1.78% VRDO AMT	740,000
15,000,000	F-1‡	Temple AZ IDA Friendship Village Project Series C
		1.69% VRDO	15,000,000

			48,290,000

California — 2.6%
1,200,000	A-1+	California HFA AMT Series E 1.77% VRDO	1,200,000
16,600,000	A-1+	California State Department of Water and Power Supply
		Series C-2 AMBAC-Insured 1.70% VRDO	16,600,000
25,000,000	A-1+	California State Economic Recovery Series C-11 1.67% VRDO	25,000,000
		California State GO:
16,959,000	A-1	1.51% due 11/9/04 TECP	16,959,000
4,900,000	A-1+	Series SGA-135 AMBAC-Insured 1.80% VRDO	4,900,000
23,055,000	A-1+	Series SGA-136 PART 1.80% VRDO	23,055,000

See Notes to Financial Statements.

8 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(a) SECURITY		VALUE

California — 2.6% (continued)
$26,750,000	SP-1	California State RAN Series A 3.00% due 6/30/05	$26,994,495
		Metropolitan Water District of Southern California :
20,000,000	A-1+	Series B-1 1.70% VRDO	20,000,000
17,500,000	A-1+	Series C-1 1.80% VRDO	17,500,000
25,000,000	SP-1+	Sacramento County TRAN 3.00% due 7/11/05	25,257,342

			177,465,837

Colorado — 2.6%
8,990,000	A-1	Adams County CO School District GO MSTC Series 2002-9050
		FSA-Insured PART 1.76% VRDO (b)	8,990,000
18,855,000	A-1	Colorado Health Facilities Authority Bethesda Living Centers
		Project 1.69% VRDO	18,855,000
2,700,000	A-1+	Colorado HFA MFH Series B-3 Class 1 FHLB-Insured
		1.73% VRDO AMT	2,700,000
		Colorado Regional Transportation District Series 2001A TECP:
5,000,000	A-1+	1.17% due 12/2/04	5,000,000
20,000,000	A-1+	1.30% due 2/2/05	20,000,000
10,000,000	A-1+	1.23% due 2/7/05	10,000,000
3,150,000	A-1+	Colorado Springs CO The Colorado College 1.70% VRDO	3,150,000
70,000,000	SP-1+	Colorado State General Fund TRAN 3.00% due 6/27/05	70,723,468
12,800,000	VMIG 1*	Colorado Student Loan Authority AMBAC-Insured
		Series 1990-A 1.76% VRDO AMT	12,800,000
2,545,000	A-1+	Dove Valley Metropolitan District Arapahoe County GO
		1.20% due 11/1/04	2,545,000
7,610,000	A-1+	E-470 Public Highway Authority Vehicle Registration Fee
		Revenue MBIA-Insured 1.71% VRDO	7,610,000
10,000,000	VMIG 1*	Lowry Economic Redevelopment Authority Series A
		1.70% VRDO	10,000,000

			172,373,468

Delaware — 0.1%
7,000,000	NR†	Sussex County DE Perdue Farms Inc. Project 1.82% VRDO AMT	7,000,000

District of Columbia — 1.7%
73,485,000	A-1+	District of Columbia GO Series C FGIC-Insured 1.71% VRDO	73,485,000
		District of Columbia Revenue:
4,440,000	NR†	Enterprises LLC Project 1.86% VRDO AMT	4,440,000
415,000	A-1+	JFK Center for Performing Arts AMBAC-Insured 1.72% VRDO	415,000
13,970,000	VMIG 1*	National Public Radio Inc. 1.69% VRDO	13,970,000
11,000,000	VMIG 1*	St. Patrick’s Episcopal 1.69% VRDO	11,000,000
11,975,000	A-1+	Metropolitan Washington DC Airport Authority Series C
		FSA-Insured 1.75% VRDO AMT	11,975,000

			115,285,000

See Notes to Financial Statements.

9 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(a) SECURITY		VALUE

Florida — 5.2%
		Broward County FL HFA MFH:
$3,450,000	A-1+	Fisherman’s Landing Project 1.71% VRDO	$3,450,000
3,000,000	A-1+	Margarte Investments Project 1.71% VRDO	3,000,000
13,810,000	A-1+	Charlotte County FL Utilities Series A FSA-Insured
		1.71% VRDO	13,810,000
5,405,000	VMIG 1*	Clay County FL Housing MFH Nassau Club Apartments
		1.77% VRDO AMT	5,405,000
5,400,000	A-1+	Collier County FL Health Facilities Cleveland Clinic Class C-1
		1.72% VRDO AMT	5,400,000
4,200,000	A-1+	Duval County FL HFA Glades Apartments FHLMC-Insured
		1.70% VRDO	4,200,000
6,000,000	A-1+	Duval County FL MFH Lighthouse Bay Apartments
		1.70% VRDO	6,000,000
8,350,000	A-1+	Florida HFA MFH Pinnacle Grove Apartments Series A
		FNMA-Insured 1.74% VRDO AMT	8,350,000
		Florida Local Government Finance Commission TECP:
12,735,000	A-1	1.04% due 10/1/04	12,735,000
6,929,000	A-1	1.10% due 10/8/04	6,929,000
32,623,000	A-1	1.15% due 10/12/04	32,623,000
22,975,000	A-1	1.15% due 10/13/04	22,975,000
4,000,000	A-1	1.20% due 11/5/04	4,000,000
10,000,000	A-1	1.37% due 11/10/04	10,000,000
2,500,000	A-1	1.40% due 11/10/04	2,500,000
10,000,000	A-1	1.40% due 12/8/04	10,000,000
29,060,000	A-1+	Highlands County FL Health Facilities Authority Adventist
		Health System Series A 1.69% VRDO	29,060,000
20,000,000	A-1	Jacksonville FL Electric Authority Series F 1.20%
		due 1/22/04 TECP	20,000,000
9,350,000	VMIG 1*	Jacksonville FL Sales Tax Munitop Series 2003-6 MBIA-Insured
		PART 1.02% due 12/8/04	9,350,000
2,630,000	A-1+	Manatee County FL HFA Carriage Club Apartments
		FNMA-Insured 1.70% VRDO	2,630,000
2,400,000	NR†	Manatee County FL IDR Avon Cabinet Corp. Project
		1.80% VRDO AMT	2,400,000
		Miami-Dade FL EFA:
4,050,000	F-1‡	Florida Memorial College Project 1.70% VRDO	4,050,000
7,785,000	A-1+	International University Foundation Project 1.69% VRDO	7,785,000
1,600,000	F-1‡	Miami-Dade FL HFA Ward Towers Assisted Series B
		1.75% VRDO AMT	1,600,000
6,700,000	NR†	Miami-Dade FL IDA IDR Lawson Industries Inc. Project
		1.80% VRDO AMT	6,700,000
4,505,000	Aa2*	Miami Health Facilities Authority Jewish Home & Hospital for
		the Aged Project 1.69% VRDO	4,505,000
7,700,000	A-1+	Orange County FL Health Facilities Authority Adventist/Sunbelt
		Health System 1.69% VRDO	7,700,000

See Notes to Financial Statements.

10 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(a) SECURITY		VALUE

Florida — 5.2% (continued)
$19,050,000	A-1+	Orange County FL HFA MFH Post Lake Apartments
		FNMA-Insured 1.69% VRDO	$19,050,000
2,000,000	A-1+	Orange County FL IDA Blood and Tissue Services 1.69% VRDO	2,000,000
12,200,000	A-1 +	Orlando FL Utilities Commission Water & Electric Revenue
		Series A 1.70% VRDO	12,200,000
13,890,000	F-1‡	Palm Beach County FL Education Facilities Authority Lynn
		University Project 1.70% VRDO	13,890,000
30,095,000	A-1+	Palm Beach County FL School Board Series B 1.72% VRDO	30,095,000
6,945,000	F-1‡	Palm Beach County FL St. Andrews School of Boca Raton
		1.70% VRDO	6,945,000
8,770,000	A-1+	Pasco County FL School Board COP AMBAC-Insured
		1.70% VRDO	8,770,000
2,350,000	NR†	Pinellas County FL IDR Molex Inc. Project Series 1991
		1.86% VRDO AMT	2,350,000
3,875,000	VMIG 1*	Sarasota County FL Public Hospital Board Sarasota Memorial
		Hospital Series A AMBAC-Insured 1.80% VRDO	3,875,000
100,000	A-1+	St. John’s County FL HFA Remington FNMA-Insured
		1.68% VRDO	100,000
3,600,000	Aa2*	Tallahassee Leon County Civic Series B 1.69% VRDO	3,600,000

			350,032,000

Georgia — 5.8%
18,655,000	A-1+	Albany-Dougherty County GA Hospital Authority Phoebe
		Putney Memorial Hospital AMBAC-Insured 1.69% VRDO	18,655,000
		Atlanta GA Airport Authority:
		FGIC-Insured:
8,000,000	VMIG 1*	MERLOT Series C Part 1.79% VRDO AMT	8,000,000
9,995,000	A-1	MSTC Series 137 PART 1.78% VRDO AMT (b)	9,995,000
		MBIA-Insured:
20,555,000	A-1+	Series B-2 1.71% VRDO	20,555,000
2,000,000	A-1+	Series B-3 1.71% VRDO	2,000,000
35,000,000	A-1+	Series C-1 1.71% VRDO	35,000,000
4,425,000	A-1+	Atlanta GA Water & Wastewater Revenue MSTC
		Series SGA-145 MBIA-Insured PART 1.75% VRDO	4,425,000
6,750,000	Aa2*	Bibb County GA Development Authority Baptist Village Project
		1.69% VRDO	6,750,000
5,845,000	A-1+	Burke County GA PCR Oglethorpe Power Series A
		AMBAC-Insured 1.76% VRDO	5,845,000
2,900,000	Aa2*	Carrollton GA IDR Holox Limited Project 1.81% VRDO AMT	2,900,000
22,125,000	Aa1*	Clayton County GA Hospital Authority Southern Regional
		Medical Center Project Series B 1.69% VRDO	22,125,000
		Cobb County GA Development Authority:
5,000,000	VMIG 1*	Boy Scouts of America Atlanta Project 1.69% VRDO	5,000,000
800,000	Aa2*	IDR RLR Industries Inc. Project 1.81% VRDO AMT	800,000
12,000,000	Aa2*	Columbus GA Hospital Authority St. Francis Hospital Inc.
		Project 1.69% VRDO	12,000,000

See Notes to Financial Statements.

11 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(a) SECURITY		VALUE

Georgia — 5.8% (continued)
$400,000	Aa2*	Dodge County GA IDA Sylvan Hardwoods LLC Project
		1.81% VRDO AMT	$400,000
3,680,000	A-1	Floyd County GA Development Authority PCR Hammond
		Project 1.76% VRDO	3,680,000
		Fulton County GA Development Authority:
4,180,000	Aa2*	Holy Innocents Episcopal School 1.69% VRDO	4,180,000
		IDA:
1,900,000	Aa2*	Charles Mackarvich Project 1.81% VRDO AMT	1,900,000
6,950,000	VMIG 1*	Spellman College Project 1.69% VRDO	6,950,000
1,900,000	Aa2	Lovett School Project 1.69% VRDO	1,900,000
16,000,000	VMIG 1*	Robert W. Woodruff Arts Project 1.69% VRDO	16,000,000
1,700,000	A-1+	Sheltering Arms Project 1.70% VRDO	1,700,000
15,000,000	Aa2*	Woodward Academy Inc. Project 1.69% VRDO	15,000,000
6,000,000	VMIG 1*	Gainesville GA EDA Riverside Military Project 1.69% VRDO	6,000,000
5,365,000	A-1+	Georgia State HFA Series 299 PART 1.78% VRDO	5,365,000
2,400,000	NR†	Georgia State Port Authority Colonels Terminal Project
		1.81% VRDO AMT	2,400,000
		Gwinnett County GA Development Authority:
5,100,000	Aa2*	Greater Atlanta Christian Schools Project 1.69% VRDO	5,100,000
		Wesleyan School Inc. Project:
10,200,000	VMIG 1*	1.69% VRDO	10,200,000
12,000,000	Aa2*	1.69% VRDO	12,000,000
15,600,000	A-1+	Gwinnett County GA Hospital Authority Revenue 1.69% VRDO	15,600,000
1,600,000	Aa2*	Jackson County GA IDA Snider Tire Inc. Project
		1.81% VRDO AMT	1,600,000
		Macon-Bibb County GA Hospital Authority Medical Center of
		Central Georgia :
3,590,000	VMIG 1*	1.69% VRDO	3,590,000
24,375,000	VMIG 1*	1.69% VRDO	24,375,000
3,975,000	A-1+	1.76% VRDO	3,975,000
8,000,000	F-1‡	Medical Center Hospital Authority GA Revenue Spring Harbor
		at Green Island 1.69% VRDO	8,000,000
3,750,000	A-1+	Monroe County GA Development Authority PCR Oglethorpe
		Power Corp. 1.76% VRDO	3,750,000
4,715,000	A-1+	Municipal Electric Authority of Georgia MSTC Series SGA-1
		MBIA-Insured PART 1.75% VRDO	4,715,000
30,435,000	NR†	Private Colleges & Universities Authority GA Emory University
		Series SG-146 PART 1.30% due 12/2/04	30,435,000
17,000,000	Aa2*	Rabun County GA Development Authority MFH Nocoochee
		School Project 1.69% VRDO	17,000,000
3,480,000	A-1	Richmond County GA DFA Educational Facilities St. Mary on
		the Hill Project 1.69% VRDO	3,480,000
8,345,000	A-1+	Roswell GA Housing Authority Post Canyon Project
		FNMA-Insured 1.69% VRDO	8,345,000
2,150,000	Aa2*	Screven County GA IDA IDR Sylvania Yarn Systems Inc. Project
		1.76% VRDO AMT	2,150,000

See Notes to Financial Statements.

12 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(a) SECURITY		VALUE

Georgia — 5.8% (continued)
		Smyrna GA Housing Authority MFH:
$7,000,000	A-1+	Hills of Post Village Project FNMA-Insured 1.69% VRDO	$7,000,000
5,500,000	Aa2*	Walnut Grove Project 1.76% VRDO	5,500,000
		Tift County GA IDA IDR:
3,000,000	A-1+	Burlen Corp. Project 1.75% VRDO AMT	3,000,000
3,000,000	Aa2*	Queen Carpet Corp. Project Series A 1.81% VRDO AMT	3,000,000
1,600,000	NR†	Valdosta-Lowndes County GA IDA IDR South Georgia
		Pecan Co. Project 1.75% VRDO AMT	1,600,000

			393,940,000

Hawaii — 1.0%
		Hawaii State Airport System:
13,500,000	A-1+	1.72% VRDO	13,500,000
10,225,000	A-1	MSTC Series 146 FGIC-Insured PART 1.78% VRDO AMT	10,225,000
		Honolulu HI City & County GO:
10,845,000	A-1	MSTC Series 2001-119A FSA-Insured PART 1.75% VRDO (b)	10,845,000
33,400,000	A-1+	Series 2001-C FGIC-Insured 1.18% due 12/2/04	33,400,000

			67,970,000

Idaho — 0.1%
4,190,000	A-1+	Idaho HFA Balmoral Apartments Project 1.87% VRDO AMT	4,190,000

Illinois — 8.4%
6,600,000	VMIG 1*	Bloomington IL Normal Airport Authority 1.70% VRDO	6,600,000
28,940,000	AAA	Chicago IL Board of Education GO MSTC Series 1999-71
		FGIC-Insured PART 1.75% VRDO (b)	28,940,000
		Chicago IL GO FGIC-Insured:
5,090,000	A-1	MSTC Series 9012 PART 1.76% VRDO (b)	5,090,000
25,000,000	A-1+	Series B 1.70% VRDO	25,000,000
15,000,000	A-1+	Series SGA-99 PART 1.75% VRDO	15,000,000
3,400,000	NR†	Chicago IL MFH Hyde Park Redevelopment Ltd. Project
		1.82% VRDO AMT	3,400,000
9,760,000	A-1	Chicago IL O’Hare International Airport Series 2001-158
		AMBAC-Insured PART 1.78% VRDO AMT (b)	9,760,000
46,040,000	VMIG 1*	Chicago IL Water Authority Munitops Series 1998-4E
		FGIC-Insured PART 1.75% VRDO	46,040,000
		Cook County IL GO:
19,657,000	VMIG 1*	Munitops 1998-14 FGIC-Insured 1.75% VRDO	19,657,000
3,500,500	VMIG 1*	Series 458 FGIC-Insured PART 1.73% VRDO	3,500,500
		Cook County IL IDR:
2,000,000	A-1	Kenneth Properties Project 1.78% VRDO AMT	2,000,000
3,855,000	A-1	Little Lady Foods Inc. Project 1.78% VRDO AMT	3,855,000
1,140,000	Aa2*	Crawford County IL Manufacturing Facilities Fair-Rite
		Products Corp. 1.81% VRDO AMT	1,140,000
		Du Page IL Transportation FSA-Insured PART:
9,995,000	A-1	Series 139 1.75% VRDO	9,995,000
18,010,000	A-1	Series 140 1.75% VRDO	18,010,000

See Notes to Financial Statements.

13 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(a) SECURITY		VALUE

Illinois — 8.4% (continued)
		Illinois DFA:
$4,600,000	VMIG 1*	Chicago Educational Television Association Series A
		1.70% VRDO	$4,600,000
		Evanston Northwestern:
6,900,000	A-1+	Series A 1.70% VRDO	6,900,000
10,200,000	A-1+	Series C 1.70% VRDO	10,200,000
4,500,000	A-1+	Glenwood School for Boys 1.70% VRDO	4,500,000
		IDR:
3,035,000	A-1	6 West Hubbard Street 1.40% VRDO AMT	3,035,000
3,600,000	NR†	Delta Unibus Corp. Project 1.80% VRDO AMT	3,600,000
20,000	A-1	F.C. Ltd. Partnership Project 1.78% VRDO AMT	20,000
4,405,000	A-1	General Converting Inc. Project Series A
		1.78% VRDO AMT	4,405,000
5,000,000	A-1	Prairie Packaging Inc. Project 1.78% VRDO AMT	5,000,000
2,930,000	A-1	Profile Packaging Inc. Project 1.78% VRDO AMT	2,930,000
2,700,000	A-1	Universal Press Inc. Project Series A 1.78% VRDO AMT	2,700,000
3,500,000	VMIG 1*	Jewish Federation of Metropolitan Chicago Projects
		AMBAC-Insured 1.72% VRDO	3,500,000
10,700,000	A-1+	Metropolitan Family Services 1.70% VRDO	10,700,000
4,500,000	A-1	Oak Park Resource Corp. Project 1.71% VRDO	4,500,000
67,200,000	A-1+	Palos Community Hospital 1.75% VRDO	67,200,000
5,850,000	A-1+	Rosecrance Inc. Project 1.70% VRDO	5,850,000
		Illinois EFA:
3,675,000	A-1+	Illinois Institute of Technology 1.67% VRDO	3,675,000
		University of Chicago :
10,000,000	A-1+	1.65% due 5/25/05 TECP	10,000,000
9,000,000	A-1+	1.65% due 7/28/05 TECP	9,000,000
4,800,000	A-1	Xavier University Project Series A 1.72% VRDO	4,800,000
2,680,000	VMIG 1*	Illinois Financial Authority Revenue Kohl Children’s Museum
		1.70% VRDO	2,680,000
		Illinois HDA:
2,550,000	A-1	Community Howard Theater 1.78% VRDO AMT	2,550,000
23,375,000	A-1+	MFH Lakeshore Plaza Series A MBIA-Insured 1.71% VRDO	23,375,000
		Illinois Health Facilities Authority:
18,900,000	A-1+	Carle Foundation Hospital AMBAC-Insured 1.71% VRDO	18,900,000
4,680,000	A-1	Chestnut Square Glen Project Series C 1.69% VRDO	4,680,000
12,700,000	A-1	Franciscan Eldercare Project 1.69% VRDO	12,700,000
9,500,000	A-1+	Little Co. of Mary Hospital 1.72% VRDO	9,500,000
12,875,000	A-1	Lutheran St. Ministries Series B 1.69% VRDO	12,875,000
15,000,000	A-1+	Revolving Fund Pooled Loan Series B 1.71% VRDO	15,000,000
5,000,000	A-1+	Rosalind Franklin University 1.71% VRDO	5,000,000
8,280,000	A-1	Series C 1.69% VRDO	8,280,000
		Illinois State Toll Highway Authority:
34,300,000	A-1	MSTC Series 1998-67 FSA-Insured PART 1.75% VRDO	34,300,000
10,700,000	VMIG 1*	Toll Highway Revenue Series B 1.75% VRDO	10,700,000

See Notes to Financial Statements.

14 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(a) SECURITY		VALUE

Illinois — 8.4% (continued)
		Illinois Student Assistance Commission Student Loan
		Revenue Series A:
$4,200,000	VMIG 1*	1.75% VRDO AMT	$4,200,000
1,200,000	VMIG 1*	MBIA-Insured 1.70% VRDO AMT	1,200,000
3,300,000	A-1+	Lockport IL IDR Panduit Corp. Project 1.74% VRDO AMT	3,300,000
1,560,000	A-1	Oak Lawn IL IDR Lavergne Partners Project 1.78% VRDO AMT	1,560,000
5,600,000	A-1	Plainfield IL IDR PM Venture Inc. Project 1.78% VRDO AMT	5,600,000
4,865,000	NR†	Regional Transportation Authority of Illinois MERLOT
		Series A-73 MBIA-Insured PART 1.74% VRDO	4,865,000
4,400,000	A-1	Tinley Park IL MFH Edgewater Walk IIA & IIB 1.71% VRDO	4,400,000
6,000,000	A-1	University of Illinois CTFS MSTC Series 9031 PART
		1.76% VRDO (b)	6,000,000
10,600,000	A-1	University of Illinois Health Services Facilities Systems
		Series B 1.71% VRDO	10,600,000
3,400,000	A-1+	Will County IL Amoco Chemical Co. Project 1.79% VRDO AMT	3,400,000

			570,767,500

Indiana — 3.9%
1,185,000	Aa2*	Bluffton IN IDR Snider Tire Inc. Project 1.81% VRDO AMT	1,185,000
4,100,000	P-1*	Fort Wayne IN EDR Technology Project 1.75% VRDO AMT	4,100,000
21,980,000	A-1	Fort Wayne IN Hospital Authority Ancilla Systems Inc.
		Series 19 MBIA-Insured 1.75% VRDO	21,980,000
2,671,000	VMIG 1*	Franklin IN EDR Pedcor Investments 1.80% VRDO AMT	2,671,000
		Indiana Bond Bank:
28,000,000	SP-1+	Midyear Funding Program Series A 2.50% due 1/26/05	28,099,190
51,900,000	SP-1+	Series A 2.00% due 1/25/05	52,007,945
		Indiana Health Facilities Finance Authority:
10,000,000	A-1+	Ascension Health System 1.73% due 7/5/05	10,000,000
19,400,000	A-1	Baptist Homes of Indiana 1.69% VRDO	19,400,000
10,050,000	A-1+	Community Hospital Project Series B 1.70% VRDO	10,050,000
10,765,000	A-1	Franciscan Eldercare Project Series B 1.69% VRDO	10,765,000
9,600,000	A-1	Hartsfield Village Project 1.69% VRDO	9,600,000
4,000,000	A-1+	Margaret Mary Community Hospital 1.77% VRDO	4,000,000
12,000,000	VMIG 1*	Indiana State DFA Indianapolis Museum of Art
		1.70% VRDO	12,000,000
		Indiana State EFA:
5,000,000	VMIG 1*	Franklin College Project 1.77% VRDO	5,000,000
2,000,000	VMIG 1*	Wabash College Project 1.70% VRDO	2,000,000
4,800,000	A-1	Indiana State Office Building Commission Facilities Pendleton
		Juvenile Facility Series A 1.72% VRDO	4,800,000
		Indiana Transportation Finance Authority PART:
5,500,000	A-1+	Highway Revenue Series SGA-113 1.80% VRDO	5,500,000
2,795,000	VMIG 1*	Series 853 FSA-Insured 1.20% due 2/10/05	2,795,000
7,400,000	NR†	Indianapolis IN EDA Pedcor Waterfront Investments
		Series 1999-A FHLB-Insured 1.78% VRDO AMT	7,400,000

See Notes to Financial Statements.

15 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(a) SECURITY		VALUE

Indiana — 3.9% (continued)
$4,475,000	A-1+	Indianapolis IN Local Public Improvement Bond Bank
		Series F-1 MBIA-Insured 1.70% VRDO	$4,475,000
16,700,000	VMIG 1*	Petersburg Indiana PCR Indiana Power & Light Co.
		Series B AMBAC-Insured 1.70% VRDO	16,700,000
27,300,000	A-1+	Vernon IN Pollution Control & Solid Waste Revenue General
		Electric Co. Project Series A 1.66% due 10/5/04 TECP	27,300,000
5,125,000	A-1	Warren Township IN Vision 2005 School Building Series A-52
		FGIC-Insured PART 1.74% VRDO	5,125,000

			266,953,135

Iowa — 0.9%
495,000	VMIG 1*	Hills IA Healthcare Revenue Mercy Hospital Project
		1.72% VRDO	495,000
		Iowa Finance Authority:
15,000,000	A-1	Deerfield Retirement Series A 1.69% VRDO	15,000,000
20,275,000	A-1+	Iowa Health System Series B 1.71% VRDO	20,275,000
6,000,000	A-1+	Wesley Retirement Services Series B 1.69% VRDO	6,000,000
13,495,000	A-1	Iowa State Vision Special Fund MSTC Series 2001-173
		MBIA-Insured PART 1.75% VRDO (b)	13,495,000
4,995,000	A-1+	Iowa Student Loan Liquidity Corp. Series 968 PART
		1.78% VRDO	4,995,000

			60,260,000

Kansas — 0.4%
4,995,000	VMIG 1*	Kansas State Department of Transportation Highway Revenue
		Series 878 PART 1.73% VRDO	4,995,000
5,280,000	VMIG 1*	Kansas State DFA Health Facilities Revenue Deaconess
		Long Term Care Series C 1.71% VRDO	5,280,000
1,425,000	Aa2*	Lawrence KS IDR Ram Co. Project Series A 1.81% VRDO	1,425,000
		Wichita KS Airport Authority Flight Safety International:
13,000,000	VMIG 1*	1.76% VRDO AMT	13,000,000
2,860,000	VMIG 1*	Series A 1.76% VRDO AMT	2,860,000

			27,560,000

Kentucky — 1.6%
11,000,000	A-1+	Campbell & Kenton Counties KY Sanitation District
		Series SGA-130 FSA-Insured PART 1.75% VRDO	11,000,000
3,000,000	A-1+	Daviess County KY Exempt Facilities Kimberly-Clark Corp.
		Project 1.73% VRDO AMT	3,000,000
		Daviess County KY Solid Waste Disposal Facilities Scott
		Paper Co. Project:
1,850,000	A-1+	Series A 1.73% VRDO AMT	1,850,000
4,800,000	A-1+	Series B 1.73% VRDO AMT	4,800,000
1,580,000	VMIG 1*	Fulton County KY United Healthcare Hospital Co. 1.75% VRDO	1,580,000
25,000,000	SP-1	Kentucky Association of Counties TRAN 3.00% due 6/30/05	25,241,736
3,100,000	A-1+	Kentucky Higher Education Student Loan Corp. Series E
		AMBAC-Insured 1.75% VRDO AMT	3,100,000

See Notes to Financial Statements.

16 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT
	RATING(a) SECURITY		VALUE

Kentucky — 1.6% (continued)
$2,990,000	A-1	Kentucky State Properties & Buildings Commission MSTC
		Series 9027-A FSA-Insured PART 1.76% VRDO (b)	$2,990,000
19,011,500	A-1	Kentucky State Turnpike Authority Series 567 FSA-Insured
		PART 1.73% VRDO	19,011,500
16,000,000	A-1+	Lexington KY Center Corp. Mortgage Series A
		AMBAC-Insured 1.70% VRDO	16,000,000
18,930,000	A-1+	Louisville & Jefferson County KY Metropolitan Sewer & Drain
		System Series SG-132 FGIC-Insured PART 1.73% VRDO	18,930,000
2,835,000	A-1	Owensboro KY IDR West Irving Die Castings
		1.78% VRDO AMT	2,835,000

			110,338,236

Louisiana — 1.3%
9,525,000	VMIG 1*	Louisiana HFA MFH New Orleanean 1.71% VRDO	9,525,000
		Louisiana Local Government Environmental Facilities
		Development Authority BASF Corp. Project:
18,000,000	A-1+	1.78% VRDO AMT	18,000,000
6,000,000	NR†	Series A 1.78% VRDO AMT	6,000,000
38,200,000	A-1	Louisana PFA Christus Health Series B AMBAC-Insured
		1.13% due 10/7/04 TECP	38,200,000
3,550,000	A-1+	Louisana State Offshore Term Authority Deepwater Port
		Revenue Series B 1.70% VRDO	3,550,000
10,600,000	A-1+	St. Charles Parish LA Shell Oil Company 1.69% VRDO	10,600,000

			85,875,000

Maine — 0.5%
4,000,000	A-1+	Auburn ME Revenue Obligation Morse Brothers Inc. Project
		1.75% VRDO AMT	4,000,000
1,825,000	A-1+	Gorham ME Revenue Obligation Montalvo Properties LLC
		Project Series A 1.75% VRDO AMT	1,825,000
		Maine State Housing Authority:
15,000,000	A-1+	1.73% VRDO AMT	15,000,000
10,000,000	A-1+	Series E-1 AMBAC-Insured 1.73% VRDO	10,000,000

			30,825,000

Maryland — 4.5%
		Annie Arundel County MD GO BAN:
7,000,000	A-1+	Series A 1.12% 11/8/04 TECP	7,000,000
5,000,000	A-1	Series B 1.12% 11/8/04 TECP	5,000,000
5,000,000	VMIG 1*	Baltimore County MD EDR St. Timothy’s School Project
		1.69% VRDO	5,000,000
20,000,000	A-1+	Baltimore County MD Public Improvement BAN
		1.20% due 12/7/04 TECP	20,000,000
2,215,000	A-1	Baltimore County MD Revenue Oak Crest Village Inc. Project
		1.69% VRDO	2,215,000
7,505,000	A-1	Baltimore MD GO Series PT-364 PART 1.35% due 4/21/05	7,505,000

See Notes to Financial Statements.

17 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT
	RATING(a) SECURITY		VALUE

Maryland — 4.5% (continued)
$4,800,000	A-1+	Baltimore MD IDA Baltimore Capital Acquisition
		1.71% VRDO	$4,800,000
9,700,000	A-1	Gaithersburg MD EDA Asbury Methodist Village Inc.
		MBIA-Insured 1.72% VRDO	9,700,000
2,125,000	A-1+	Howard County MD IDR Preston County Ltd. Partnership
		1.45% VRDO AMT	2,125,000
8,760,000	A-1	Howard County MD Vantage House Facilities Series B
		1.69% VRDO	8,760,000
		Maryland CDA Department of Housing and Community
		Development:
3,995,000	A-1	MSTC Series 76 FSA-Insured PART 1.78% VRDO AMT	3,995,000
15,000,000	VMIG 1*	Series D 1.17% due 12/21/04	15,000,000
5,250,000	VMIG 1*	Series E 1.25% due 12/21/04 AMT	5,250,000
3,800,000	VMIG 1*	Maryland State EDC EDR Federal of American Societies
		Series A 1.76% VRDO	3,800,000
		Maryland State GO PART:
9,575,000	A-1	Series 389 1.35% due 4/21/05	9,575,000
20,850,000	A-1	Series 390 1.72% VRDO	20,850,000
		Maryland State Health & Higher Education Facilities Authority:
20,250,000	VMIG 1*	Holton ARMS School 1.69% VRDO	20,250,000
8,300,000	A-1+	John Hopkins University 1.17% due 11/9/04 TECP	8,300,000
42,465,000	A-1+	University of Maryland Medical System Series A
		1.70% VRDO	42,465,000
82,850,000	A-1+	Maryland State Stadium Authority Sports Facilities Lease
		1.73% VRDO AMT	82,850,000
		Montgomery County MD EDA Howard Hughes
		Medical Institute:
8,500,000	A-1+	Series A 1.71% VRDO	8,500,000
4,900,000	A-1+	Series C 1.71% VRDO	4,900,000
6,265,000	A-1	Montgomery County MD GO Series PT-401 PART
		1.35% due 4/21/05	6,265,000

			304,105,000

Massachusetts — 2.3%
8,400,000	MIG 1*	Bridgewater & Raynham MA Regional School District BAN
		3.00% due 7/1/05	8,482,152
		Massachusetts State DFA:
2,305,000	A-1+	Ahead Headgear Inc. 1.75% VRDO AMT	2,305,000
3,300,000	A-1+	Carleton-Willard Village 1.67% VRDO	3,300,000
3,000,000	A-1+	Draper Labs MBIA-Insured 1.70% VRDO	3,000,000
500,000	A-1	IDR Ocean Spray Cranberries Project 1.67% VRDO	500,000
2,300,000	A-1+	Leakite Corp. 1.75% VRDO AMT	2,300,000
2,000,000	A-1	Revenue Notes 1.25% due 11/10/04 TECP	2,000,000
1,950,000	A-1+	Salema Family Limited Partnership 1.75% VRDO AMT	1,950,000
5,745,000	VMIG 1*	Semass System Series 563 MBIA-Insured PART
		1.69% VRDO (b)	5,745,000

See Notes to Financial Statements.

18 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT
	RATING(a) SECURITY		VALUE

Massachusetts — 2.3% (continued)
		Massachusetts State GO:
$34,990,000	A-1+	MSTC Series 2002-209 FSA-Insured 1.75% VRDO	$34,990,000
1,000,000	A-1+	Series B 1.73% VRDO	1,000,000
1,000,000	A-1+	Series C 1.73% VRDO	1,000,000
15,000,000	A-1+	Series G 1.42% due 10/12/04 TECP	15,000,000
		Massachusetts State HEFA:
320,000	VMIG 1*	CIL Realty of MA 1.68% VRDO	320,000
		Harvard University:
1,000,000	VMIG 1*	MERLOT Series WW PART 1.72% VRDO	1,000,000
14,258,000	A-1+	Series EE 1.17% due 10/14/04 TECP	14,258,000
		Partners Healthcare System:
19,305,000	A-1+	Series D-4 1.69% VRDO	19,305,000
1,300,000	A-1+	Series P-1 FSA-Insured 1.68% VRDO	1,300,000
3,975,000	A-1+	Series P-2 FSA-Insured 1.69% VRDO	3,975,000
900,000	A-1+	University of Massachusetts Series A 1.66% VRDO	900,000
750,000	A-1+	Massachusetts State HFA Series 2003-F FSA-Insured
		1.70% VRDO	750,000
		Massachusetts State Turnpike Authority PART:
4,510,000	VMIG 1*	Series 334 MBIA-Insured 1.69% VRDO	4,510,000
2,335,000	VMIG 1*	Series 335 AMBAC-Insured 1.69% VRDO	2,335,000
2,500,000	A-1	Massachusetts State Water Resource Recovery 94
		1.04% due 10/1/04 TECP	2,500,000
		Massachusetts State Water Resources Authority:
		Series B:
1,900,000	A-1	AMBAC-Insured 1.69% VRDO	1,900,000
6,575,000	A-1+	FGIC-Insured 1.69% VRDO	6,575,000
7,705,000	AA	Series C 5.25% due 12/1/04 (Pre-Refunded — Escrowed
		with U.S. government securities to 12/1/04 Call @ 102) (c)	7,909,584
1,750,000	A-1+	Series D FGIC-Insured 1.69% VRDO	1,750,000
3,975,000	SP-1+	Waltham MA GO BAN 2.25% due 2/1/05	3,986,406

			154,846,142

Michigan — 3.5%
7,000,000	VMIG 1*	Detroit MI School Building Munitop 2002-29 GO
		FGIC-Insured PART 1.08% due 10/6/04	7,000,000
7,900,000	VMIG 1*	Detroit MI Downtown Development Authority Millende
		Center Project 1.75% VRDO	7,900,000
40,000,000	VMIG 1*	Detroit MI Water Supply System Series C MBIA-Insured
		1.72% VRDO	40,000,000
6,655,000	A-1	Hartland MI School District GO MSTC Series 2001-127 PART
		1.75% VRDO	6,655,000
28,075,000	A-1+	Holt MI Public Schools Q-SBLF 1.70% VRDO	28,075,000
5,000,000	A-1+	Michigan Hospital Finance Authority Trinity Health System
		Series E AMBAC-Insured 1.71% VRDO	5,000,000
39,900,000	A-1	Michigan State Building Authority Series 3
		1.42% due 11/4/04 TECP	39,900,000

See Notes to Financial Statements.

19 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT
	RATING(a) SECURITY		VALUE

Michigan — 3.5% (continued)
		Michigan State GO Series B TECP:
$15,000,000	A-1+	1.10% due 12/1/04	$15,000,000
31,725,000	A-1+	1.25% due 12/1/04	31,725,000
		Michigan State HDA:
5,525,000	VMIG 1*	Limited Obligation Pine Ridge 1.72% VRDO	5,525,000
		Rental Housing MBIA-Insured:
6,500,000	A-1+	Series B 1.70% VRDO	6,500,000
11,400,000	VMIG 1*	Shoal Creek 1.72% VRDO	11,400,000
15,000,000	A-1+	Michigan State Higher Education Student Loan Authority
		AMBAC-Insured 1.75% VRDO	15,000,000
4,540,000	A-1+	Michigan State Strategy Fund Clark Retirement Community
		Project 1.70% VRDO	4,540,000
8,800,000	A-1+	Michigan State University Series A 1.69% VRDO	8,800,000
6,000,000	A-1+	Southfield MI EDA Lawrence Technical University Project
		1.70% VRDO	6,000,000

			239,020,000

Minnesota — 0.7%
5,090,000	A-1+	Bloomington MN MFH Norlan Partners LP Series A-1
		FNMA-Insured 1.80% VRDO AMT	5,090,000
2,700,000	A-1+	Cohasset MN Minnesota Power & Light Co. Project Series A
		1.72% VRDO	2,700,000
10,000,000	VMIG 1*	Minneapolis MN Guthrie Theater Project Series E
		1.70% VRDO	10,000,000
9,000,000	A-1+	Minneapolis & St. Paul MN Metropolitan Airport Commission
		MSTC Series SGA-127 FGIC-Insured PART 1.75% VRDO	9,000,000
11,290,000	AAA	Minnesota PFA Water Pollution Control 6.25% due 3/1/05	11,513,488
10,000,000	VMIG 1*	St. Paul MN HAD MFH Highland Ridge Project 1.69% VRDO	10,000,000

			48,303,488

Miscellaneous — 0.8%
		Clipper Tax Exempt Trust Certificates PART:
5,356,088	VMIG 1*	Series 1992-2 1.89% VRDO AMT	5,356,088
20,000,000	VMIG 1*	Series 2003-5 1.81% VRDO	20,000,000
26,355,000	VMIG 1*	Series A FSA-Insured 1.81% VRDO	26,355,000

			51,711,088

Mississippi — 0.2%
11,300,000	VMIG 1*	Jackson County MS PCR Chevron USA Inc. Project
		1.73% VRDO	11,300,000
2,150,000	A-1+	Mississippi Hospital Equipment & Facilities Authority Northern
		Mississippi Health Services Series 1 1.71% VRDO	2,150,000

			13,450,000

See Notes to Financial Statements.

20 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT
	RATING(a) SECURITY		VALUE

Missouri — 3.0%
$1,595,000	F-1‡	Joplin MO IDA Smith & Smith Investments 1.75% VRDO AMT	$1,595,000
		Kansas City MO IDA MFH:
3,750,000	VMIG 1*	Coach House North Apartment Project FHLMC-Insured
		1.69% VRDO	3,750,000
6,200,000	A-1	Crooked Creek Apartments Project Series A
		1.77% VRDO AMT	6,200,000
5,000,000	VMIG 1*	Kirkwood MO Tax Increment Revenue Kirkwood Commons
		Project 1.77% VRDO	5,000,000
2,300,000	VMIG 1*	Missouri Higher Education Loan Authority Series 1990-B
		1.75% VRDO AMT	2,300,000
4,000,000	A-1	Missouri State Environmental Improvement & Energy
		Resource Authority Utilicorp United Inc. Project
		1.75% VRDO	4,000,000
		Missouri State HEFA:
1,215,000	VMIG 1*	Assemblies of God College 1.70% VRDO	1,215,000
6,870,000	VMIG 1*	Bethesda Health Group Series B 1.77% VRDO	6,870,000
6,350,000	VMIG 1*	Deaconess Long Term Care Series B 1.71% VRDO	6,350,000
3,200,000	Aa2*	Dialysis Clinic Inc. Project 1.69% VRDO	3,200,000
47,000,000	A-1+	Medical Research Facilities Stowers Institute 1.70% VRDO	47,000,000
15,000	A-1+	Missouri Valley College 1.77% VRDO	15,000
		School District Advance Funding:
2,500,000	SP-1+	Brentwood School District Series B 1.15% due 10/29/04	2,500,000
3,000,000	SP-1+	Clayton School District Series C 1.15% due 10/29/04	3,000,000
2,500,000	SP-1+	Hickman Mills Series C-1 1.15% due 10/29/04	2,500,000
4,000,000	SP-1+	St. Louis County 1.15% due 10/29/04	4,000,000
5,000,000	SP-1+	Webster Groves School District Series Q
		1.15% due 10/29/04	5,000,000
8,000,000	MIG 1*	Missouri State Public Utilities Common Revenue
		2.00% due 10/15/04	8,002,731
18,000,000	A-1+	Palmyra MO IDA Solid Waste Disposal BASF Corp. Project
		1.78% VRDO AMT	18,000,000
600,000	A-1+	St. Charles County MO IDA IDR FNMA-Insured Casalon
		Apartments Project 1.70% VRDO	600,000
37,000,000	SP-1+	St. Louis MO General Fund TRAN 3.00% due 6/28/05	37,376,971
		St. Louis MO IDA MFH:
9,500,000	NR†	Parque Carondelet Apartment Project 1.85% VRDO AMT	9,500,000
18,000,000	VMIG 1*	Pelican Cove FNMA-Insured 1.69% VRDO	18,000,000
5,800,000	A-1+	University of Missouri Revenue Systems Facilities Series B
		1.72% VRDO	5,800,000

			201,774,702

Nebraska — 0.5%
		Nebraska Helpers Inc. MBIA-Insured:
4,065,000	VMIG 1*	Series 517 PART 1.40% due 12/2/04	4,065,000
5,400,000	A-1+	Series B 1.72% VRDO AMT	5,400,000

See Notes to Financial Statements.

21 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT
	RATING(a) SECURITY		VALUE

Nebraska — 0.5% (continued)
		Nebraska IFA:
$6,000,000	A-1	MFH Riverbend Apartments Project 1.78% VRDO AMT	$6,000,000
17,995,000	A-1	SFH MERLOT Series A PART 1.79% VRDO	17,995,000

			33,460,000

Nevada — 0.8%
10,500,000	A-1+	Carson City NV Hospital Revenue Tahoe Hospital Project
		Series B 1.69% VRDO	10,500,000
21,720,000	VMIG 1*	Clark County NV School District Munitops Series 33
		FSA-Insured PART 1.75% VRDO	21,720,000
3,500,000	VMIG 1*	Nevada Housing Division Series A Multi-Unit Housing
		1.73% VRDO AMT	3,500,000
4,460,000	VMIG 1*	Nevada Municipal Bond Bank Munitop MBIA-Insured PART
		1.75% VRDO	4,460,000
16,350,000	NR†	Nevada State GO PART 1.73% VRDO	16,350,000

			56,530,000

New Hampshire — 0.4%
		New Hampshire Higher Educational & Health
		Facilities Authority:
3,300,000	VMIG 1*	Exeter Hospital 1.76% VRDO	3,300,000
7,455,000	A-1	Kendal at Hanover Issue 1.69% VRDO	7,455,000
		New Hampshire State Business Finance Authority:
14,000,000	A-1+	Lonza Biologics Inc. Series 1998 1.80% VRDO AMT	14,000,000
2,000,000	A-1+	Luminescent Systems Inc. 1.75% VRDO AMT	2,000,000
1,250,000	A-1+	Park Nameplate Co. 1.75% VRDO AMT	1,250,000

			28,005,000

New Jersey — 1.1%
1,425,000	VMIG 1*	New Jersey EDA EDR Erasteel Inc. Project 1.95% VRDO AMT	1,425,000
75,000,000	SP-1+	New Jersey State Series A TRAN 3.00% due 6/24/05	75,809,995

			77,234,995

New York — 1.2%
14,100,000	A-1+	Metropolitan Transportation Authority NY Series A-3
		1.69% VRDO	14,100,000
12,300,000	A-1+	New York City HDC MFH 63 Wall Street Series A
		1.70% VRDO	12,300,000
7,500,000	VMIG 1*	New York State HFA 350 West 43rd Street Housing Series A
		1.70% VRDO AMT	7,500,000
		New York State Local Government Assistance Corp.:
2,450,000	A-1+	MSTC Series SGA-59 AMBAC-Insured PART
		1.80% VRDO	2,450,000
14,120,000	A-1+	Series 94B 1.80% VRDO	14,120,000

See Notes to Financial Statements.

22 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT
	RATING(a) SECURITY		VALUE

New York — 1.2% (continued)
		New York State Power Authority:
$10,000,000	A-1	Series 1 1.14% due 10/7/04 TECP	$10,000,000
10,000,000	A-1	Series 2 1.42% due 11/10/04 TECP	10,000,000
		Triborough Bridge & Tunnel Authority NY:
2,900,000	VMIG 1*	Series 2000-109 PART 1.80% VRDO (b)	2,900,000
6,500,000	A-1+	Series A FSA-Insured 1.69% VRDO	6,500,000

			79,870,000

North Carolina — 3.2%
2,200,000	NR†	Brunswick County NC Industrial Facilities & PFCA Wood
		Industries Inc. Project 1.86% VRDO	2,200,000
15,450,000	A-1	Buncombe County NC GO Series B 1.72% VRDO	15,450,000
15,790,000	VMIG 1*	East Carolina University NC University Revenue
		1.70% VRDO	15,790,000
		Irdell County NC PCR:
10,700,000	VMIG 1*	PFC Schools Project AMBAC-Insured 1.70% VRDO	10,700,000
4,500,000	Aa2*	Valspar Corp. Project 1.81% VRDO AMT	4,500,000
9,000,000	A-1+	Mecklenburg County NC COP 1.69% VRDO	9,000,000
11,000,000	A-1+	Mecklenburg County NC GO Series B 2.00% due 2/1/05	11,033,349
2,600,000	Aa2*	North Carolina Agricultural Finance Authority Coastal
		Carolina Gin Project 1.76% VRDO AMT	2,600,000
		North Carolina Capital Facilities Finance Agency:
4,000,000	A-1+	Cannon School Inc. 1.70% VRDO	4,000,000
6,950,000	VMIG 1*	Lees Mcrae College 1.69% VRDO	6,950,000
		North Carolina EFA:
4,465,000	Aa2*	Cape Fear Academy 1.69% VRDO	4,465,000
9,435,000	A-1	Charlotte Latin School 1.69% VRDO	9,435,000
8,740,000	A-1	Johnson C. Smith University 1.69% VRDO	8,740,000
7,005,000	F-1‡	Providence Day School 1.70% VRDO	7,005,000
8,945,000	F-1‡	Queens College Series A 1.70% VRDO	8,945,000
		North Carolina Medical Care Community Health
		Care Facilities:
2,325,000	F-1‡	Lutheran Retirement Project 1.70% VRDO	2,325,000
4,000,000	A-1+	Park Ridge Hospital Project 1.69% VRDO	4,000,000
17,570,000	VMIG 1*	Randolph Hospital Inc. Project 1.70% VRDO	17,570,000
34,000,000	A-1+	North Carolina State GO Public Improvement Series D
		1.70% VRDO	34,000,000
3,500,000	NR†	Robeson County NC IFA & PCFA Rocco Turkeys Inc. Project
		1.81% VRDO AMT	3,500,000
15,000,000	A-1+	Wake County NC GO Public Improvement Series B
		2.50% due 4/1/05	15,088,705
18,000,000	A-1+	Winston-Salem NC COP 1.70% VRDO	18,000,000

			215,297,054

See Notes to Financial Statements.

23 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT
	RATING(a) SECURITY		VALUE

Ohio — 2.1%
$2,000,000	A-1+	Cleveland-Cuyahoga County OH Port Authority Euclid/96th
		Research Building Project 1.70% VRDO	$2,000,000
20,000,000	A-1+	Cleveland OH Waterworks Series M FSA-Insured
		1.72% VRDO	20,000,000
23,700,000	A-1+	Franklin County OH Hospital Holy Cross Health System
		1.71% VRDO	23,700,000
3,350,000	A-1	Ohio Air Quality PCR Timken Co. 1.70% VRDO	3,350,000
18,650,000	A-1	Ohio Building Authority MSTC Series 133-A FSA-Insured
		PART 1.75% VRDO	18,650,000
		Ohio State Higher Educational Facilities:
		Case Western Reserve University TECP:
13,000,000	A-1+	1.15% due 10/1/04	13,000,000
7,000,000	A-1+	1.35% due 12/10/04	7,000,000
		Pooled Financing Program:
4,255,000	VMIG 1*	Series A 1.70% VRDO	4,255,000
5,115,000	VMIG 1*	Series B 1.71% VRDO	5,115,000
21,320,000	A-1+	Ohio State University General Receipts FSA-Insured
		1.70% VRDO	21,320,000
25,000,000	VMIG 1*	University of Akron OH General Receipts FGIC-Insured
		1.71% VRDO	25,000,000

			143,390,000

Oklahoma — 1.4%
		Oklahoma State Student Loan Authority MBIA-Insured:
18,500,000	A-1+	Series A-1 1.75% VRDO AMT	18,500,000
6,455,000	A-1	Series A-2 1.75% VRDO AMT	6,455,000
		Oklahoma State Water Resources Board State Loan Program:
16,070,000	A-1+	Series 1994-A 1.40% due 3/1/05	16,070,000
28,555,000	A-1+	Series 2001 0.98% due 10/1/04	28,555,000
20,000,000	A-1+	Series A 0.98% due 10/1/04	20,000,000
		Tulsa County OK:
3,850,000	NR†	HFA SFM Series PT-573 GNMA-Insured PART
		1.25% due 4/7/05	3,850,000
2,900,000	A-1+	MFH Park Chase Apartments Series A-1 FNMA-Insured
		1.69% VRDO	2,900,000

			96,330,000

Oregon — 0.7%
3,600,000	Aa2*	Oregon State EDC IDR Trus Joist Corp. 1.69% VRDO	3,600,000
5,000,000	VMIG 1*	Oregon State Housing & Community Services SFM
		1.73% VRDO	5,000,000
12,160,000	SP-1+	Oregon State TAN 2.25% due 11/15/04	12,177,175
26,200,000	A-1+	Tri-County OR Metropolitan Transportation District Interstate
		Max Project Series A 1.72% VRDO	26,200,000

			46,977,175

See Notes to Financial Statements.

24 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT
	RATING(a) SECURITY		VALUE

Pennsylvania — 4.9%
		Alleghany County PA Hospital Development Authority:
$6,400,000	Aa2*	Dialysis Clinic 1.69% VRDO	$6,400,000
8,375,000	A-1+	Senior Living Corp. FNMA-Insured 1.70% VRDO	8,375,000
7,000,000	A-1+	Bucks County PA IDA Pennswood Village Project Series B
		1.71% VRDO	7,000,000
		Emmaus PA General Authority FSA-Insured:
73,540,000	A-1	Series 1996 1.69% VRDO	73,540,000
44,750,000	A-1	Series A 1.72% VRDO	44,750,000
10,100,000	A-1+	Geisinger Authority PA Health System Geisinger Health
		System 1.71% VRDO	10,100,000
9,095,000	A-1	North Lebanon PA Municipal Sewer Revenue FSA-Insured
		1.73% VRDO	9,095,000
		Pennsylvania EDA Wengers Feed Mill Project AMT:
6,995,000	NR†	Series B-1 1.81% VRDO	6,995,000
7,970,000	NR†	Series F-3 1.81% VRDO	7,970,000
4,100,000	A-1+	Pennsylvania Energy Development Authority Piney Creek
		Series A 1.71% VRDO AMT	4,100,000
16,440,000	A-1+	Pennsylvania Intergovernmental COOP Authority Special Tax
		Revenue Philadelphia Funding AMBAC-Insured
		1.71% VRDO	16,440,000
10,000,000	A-1+	Pennsylvania State Higher Education Assistance Agency
		Student Loan Revenue Series A-2 AMBAC-Insured
		1.70% VRDO	10,000,000
		Pennsylvania State Higher Educational Facilities Authority
		Colleges & Universities Revenue:
6,085,000	A-1	Pennsylvania College of Optometry 1.69% VRDO	6,085,000
6,450,000	VMIG 1*	Thomas Jefferson University AMBAC-Insured
		1.69% VRDO	6,450,000
4,530,000	A-1+	University of Pennsylvania Health Services Series B
		1.70% VRDO	4,530,000
		Pennsylvania State Turnpike Commission:
3,000,000	A-1+	Series A-2 1.70% VRDO	3,000,000
29,040,000	A-1+	Series B 1.70% VRDO	29,040,000
6,460,000	A-1	Philadelphia PA IDR Chemical Heritage Foundation Project
		1.69% VRDO	6,460,000
10,000,000	A-1	Philadelphia PA Water Authority MSTC Series 1997-11
		FGIC-Insured PART 1.75% VRDO (b)	10,000,000
		West Cornwall Township PA Municipal Authority
		FSA-Insured:
9,545,000	A-1+	Bethlehem School District Project 1.73% VRDO	9,545,000
18,110,000	A-1+	Government Loan Program Series A 1.73% VRDO	18,110,000
31,965,000	A-1	York County PA General Authority Pooled Financing
		AMBAC-Insured Series 96-B 1.69% VRDO	31,965,000

			329,950,000

See Notes to Financial Statements.

25 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT
	RATING(a) SECURITY		VALUE

Rhode Island — 0.1%
$15,000	VMIG 1*	Rhode Island Health & Education Building Corp.
		St. Georges School 1.72% VRDO	$15,000
7,080,000	A-1+	Rhode Island State Economic Development Corp.
		MC Coy Stadium Issue 1.70% VRDO	7,080,000
350,000	A-1+	Rhode Island State IFC J-Cor LLC Project Series 1998
		1.75% VRDO AMT	350,000

			7,445,000

South Carolina — 1.8%
4,000,000	A-1	Darlington County SC IDR Nucor Corp. Project Series A
		1.75% VRDO AMT	4,000,000
130,000	A-1	Greenwood SC Hospital Series B MBIA-Insured
		1.69% VRDO	130,000
20,000,000	MIG 1*	South Carolina Association of Governmental Organizations
		2.75% due 4/15/05	20,129,306
		South Carolina Jobs EDA:
2,300,000	Aa3*	Advanced Automation Inc. Project 1.78% VRDO AMT	2,300,000
7,000,000	VMIG 1*	Christ Church Episcopal School 1.69% VRDO	7,000,000
3,300,000	Aa2*	Galey & Lord Industries Inc. Project 1.75% VRDO AMT	3,300,000
8,635,000	Aa2*	Greenville Baptist Project 1.69% VRDO	8,635,000
7,000,000	VMIG 1*	Health Sciences Medical University 1.69% VRDO	7,000,000
12,500,000	A-1	Medical University Project 1.69% VRDO	12,500,000
3,900,000	Aa2*	Orders Realty Co. Inc. Project 1.76% VRDO AMT	3,900,000
16,600,000	VMIG 1*	South Carolina Port Authority Munitop Series 1998-7
		FSA-Insured PART 1.80% VRDO AMT	16,600,000
		South Carolina Public Service Authority:
14,125,000	A-1+	1.13% due 10/4/04 TECP	14,125,000
3,500,000	VMIG 1*	MERLOT Series L MBIA-Insured 1.74% VRDO	3,500,000
5,385,000	A-1+	South Carolina State Housing MFH Spartanburg Series A
		1.69% VRDO	5,385,000
7,110,000	VMIG 1*	Union SC Hospital District Healthcare Revenue 1.69% VRDO	7,110,000
5,300,000	VMIG 1*	University of South Carolina School of Medicine Education
		Trust Healthcare Facilities 1.69% VRDO	5,300,000
3,500,000	A-1	Williamsburg County SC IDR Peddinghaus Project
		1.70% VRDO AMT	3,500,000

			124,414,306

South Dakota — 0.1%
		South Dakota State HEFA:
3,500,000	VMIG 1*	Rapid City Regional Hospital MBIA-Insured 1.72% VRDO	3,500,000
185,000	A-1+	University of Sioux Falls 1.71% VRDO	185,000

			3,685,000

See Notes to Financial Statements.

26 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT
	RATING(a) SECURITY		VALUE

Tennessee — 7.0%
		Blount County TN Health & Educational Facilities
		Board Revenue:
$9,700,000	VMIG 1*	Asbury Centers Inc. Project 1.69% VRDO	$9,700,000
13,600,000	VMIG 1*	Maryville College Project 1.69% VRDO	13,600,000
		Blount County TN PBA Local Government Improvement
		AMBAC-Insured:
400,000	VMIG 1*	Series A-1-G 1.76% VRDO	400,000
4,000,000	VMIG 1*	Series A-3-A 1.76% VRDO	4,000,000
		Clarksville TN PBA Revenue:
17,180,000	VMIG 1*	1.69% VRDO	17,180,000
		Tennessee Municipal Bond Fund:
20,300,000	A-1+	1.70% VRDO	20,300,000
55,000	VMIG 1*	1.70% VRDO	55,000
3,225,000	VMIG 1*	1.76% VRDO	3,225,000
4,400,000	VMIG 1*	Covington TN IDR Charms Co. Project 1.75% VRDO AMT	4,400,000
10,000,000	A-1+	Franklin County TN Health & Education Facilities Board
		University of the South 1.69% VRDO	10,000,000
		Jackson TN Energy Authority Gas System Revenue:
14,655,000	VMIG 1*	FSA-Insured 1.69% VRDO	14,655,000
11,700,000	VMIG 1*	Series A AMBAC-Insured 1.69% VRDO	11,700,000
8,300,000	VMIG 1*	Jefferson County TN Health & Education Facilities Carson
		Newman College 1.69% VRDO	8,300,000
4,820,000	VMIG 1*	Knox County TN IDB Moore McCormack Project
		1.69% VRDO	4,820,000
8,100,000	Aa3*	Loudon TN IDB PCR A.E. Stanley Manufacturing Co. Project
		1.69% VRDO	8,100,000
14,990,000	NR†	Memphis TN Center City Financing Corp. MFH Series 1220
		FNMA-Insured Part 1.74% VRDO	14,990,000
		Metropolitan Nashville & Davidson Counties TN GO:
7,500,000	A-1+	1.30% due 11/10/04 TECP	7,500,000
3,000,000	VMIG 1*	Munitop Series 1999-1 FGIC-Insured PART
		1.75% VRDO (b)	3,000,000
		Metropolitan Nashville & Davidson Counties TN HEFA:
15,750,000	A-1+	Ascension Health Series B-1 1.65% due 8/3/05	15,750,000
27,900,000	VMIG 1*	Belmont University Project 1.69% VRDO	27,900,000
20,000,000	A-1+	Vanderbilt University Series A 1.68% VRDO	20,000,000
		Metropolitan Nashville & Davidson Counties TN IDB:
6,300,000	A-1+	Country Music Hall of Fame 1.70% VRDO	6,300,000
6,000,000	F-1‡	Nashville Symphony Hall 1.70% VRDO	6,000,000
4,500,000	VMIG 1*	Park at Hermitage 1.70% VRDO	4,500,000
9,400,000	F-1‡	YMCA Projects 1.70% VRDO	9,400,000
		Montgomery County TN PBA Pooled Financing:
3,895,000	VMIG 1*	Loan Pool 1.70% VRDO	3,895,000
4,585,000	A-1+	Tennesse County Loan Pool 1.70% VRDO	4,585,000
57,815,000	VMIG 1*	Tennesse County Loan Pool 1.70% VRDO	57,815,000

See Notes to Financial Statements.

27 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT
	RATING(a) SECURITY		VALUE

Tennessee — 7.0% (continued)
		Sevier County TN PBA Local Government Public
		Improvement AMBAC-Insured:
$3,130,000	VMIG 1*	Series A-3 1.72% VRDO	$3,130,000
4,100,000	VMIG 1*	Series I-A-1 1.72% VRDO	4,100,000
5,000,000	VMIG 1*	Series I-A-2 1.72% VRDO	5,000,000
2,100,000	VMIG 1*	Series II-A-1 1.72% VRDO	2,100,000
3,300,000	VMIG 1*	Series II-B-1 1.72% VRDO	3,300,000
5,690,000	VMIG 1*	Series II-C-1 1.72% VRDO	5,690,000
3,595,000	VMIG 1*	Series II-D-2 1.72% VRDO	3,595,000
6,795,000	VMIG 1*	Series II-E-1 1.72% VRDO	6,795,000
2,800,000	VMIG 1*	Series II-E-1 1.72% VRDO	2,800,000
1,935,000	VMIG 1*	Series III-A-2 1.72% VRDO	1,935,000
6,200,000	VMIG 1*	Series III-A-3 1.72% VRDO	6,200,000
4,750,000	VMIG 1*	Series III-B-2 1.72% VRDO	4,750,000
8,635,000	VMIG 1*	Series III-D-1 1.72% VRDO	8,635,000
8,400,000	VMIG 1*	Series III-D-3 1.72% VRDO	8,400,000
5,000,000	VMIG 1*	Series III-E-2 1.72% VRDO	5,000,000
5,465,000	VMIG 1*	Series III-E-3 1.76% VRDO	5,465,000
3,475,000	VMIG 1*	Series IV-A-2 1.76% VRDO	3,475,000
600,000	VMIG 1*	Series IV-A-4 1.76% VRDO	600,000
1,000,000	VMIG 1*	Series IV-B-4 1.76% VRDO	1,000,000
2,000,000	VMIG 1*	Series IV-B-7 1.76% VRDO	2,000,000
2,570,000	VMIG 1*	Series IV-B-9 1.76% VRDO	2,570,000
2,650,000	VMIG 1*	Series IV-B-11 1.76% VRDO	2,650,000
5,200,000	VMIG 1*	Series IV-F-2 1.76% VRDO	5,200,000
1,500,000	VMIG 1*	Series IV-H-2 1.76% VRDO	1,500,000
3,100,000	VMIG 1*	Series IV-2 1.76% VRDO	3,100,000
8,465,000	A-1	Shelby County TN Health Education & Housing Facilities
		Board Methodist Healthcare MSTC Series 1998-36
		MBIA-Insured PART 1.75% VRDO (b)	8,465,000
6,100,000	NR†	Sullivan County TN IDB Microporous Products
		1.81% VRDO AMT	6,100,000
		Sumner County TN GO:
8,000,000	VMIG 1*	Jail Capital Outlay Notes 1.69% VRDO	8,000,000
		School Capital Outlay Notes:
15,000,000	VMIG 1*	1.69% VRDO	15,000,000
9,000,000	VMIG 1*	Series A 1.69% VRDO	9,000,000
4,650,000	A-1+	Tennessee State GO Series A 1.14% due 10/6/04 TECP	4,650,000
11,490,000	Aa2*	Tusculum TN Health & Education Tusculum College Project
		1.69% VRDO	11,490,000

			473,765,500

See Notes to Financial Statements.

28 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT
	RATING(a) SECURITY		VALUE

Texas — 18.0%
$14,040,000	A-1+	Austin Travis Williamson TX Utility System Series A
		1.30% due 10/4/04 TECP	$14,040,000
4,800,000	A-1	Austin TX Utility System Series 498 FSA-Insured PART
		1.73% VRDO	4,800,000
		Austin TX Water & Wastewater Systems MBIA-Insured PART:
9,955,000	VMIG 1*	MERLOT Series LLL 1.74% VRDO	9,955,000
5,900,000	VMIG 1*	Munitop Series 2000-10 1.75% VRDO	5,900,000
1,005,000	A-1+	Bell County TX Health Facilities Authority Scott & White
		Memorial Hospital Series 2001-2 MBIA-Insured
		1.72% VRDO	1,005,000
		Brazos River TX Harbor Navigation District:
7,100,000	A-1+	BASF Corp. Project 1.75% VRDO	7,100,000
20,000,000	A-1+	Brazoria County TX BASF Corp. Project 1.80% VRDO AMT	20,000,000
30,100,000	A-1+	Carroll TX ISD GO School Building PSFG 1.70% VRDO	30,100,000
3,700,000	VMIG 1*	Crawford TX Education Facilities Corp. Franklin Industries
		Project 1.77% VRDO AMT	3,700,000
		Dallas-Fort Worth TX International Airport PART:
6,900,000	A-1+	MBIA-Insured 1.78% VRDO	6,900,000
14,900,000	VMIG 1*	MERLOT Series 2000-2 FGIC-Insured 1.79% VRDO	14,900,000
10,000,000	A-1+	Dallas TX Area Rapid Transit Series 2001 1.42%
		due 11/8/04 TECP	10,000,000
8,000,000	VMIG 1*	Dallas TX Water & Sewer System Munitop Series 98-19
		FSA-Insured PART 1.75% VRDO	8,000,000
18,370,000	A-1	Denton TX ISD GO MSTC Series 2001-117 PSFG PART
		1.75% VRDO	18,370,000
6,000,000	A-1+	Duncanville TX ISD GO MSTC Series SGA-149 PSFG PART
		1.75% VRDO	6,000,000
17,875,000	A-1+	El Paso TX GO Series A 1.38% due 11/5/04 TECP	17,875,000
3,250,000	NR†	Fort Bend County TX IDC IDR Aaron Rents Inc. Project
		1.86% VRDO AMT	3,250,000
3,000,000	VMIG 1*	Fort Bend County TX ISD GO Munitops Series 1999-6
		PSFG PART 1.75% VRDO	3,000,000
9,265,000	VMIG 1*	Frisco TX ISD GO School Building Munitop Series 2003-31
		PSFG PART 1.75% VRDO	9,265,000
		Grand Prairie TX:
300,000	A-1+	HFA MFH Lincoln Property Co. 1.62% VRDO	300,000
51,535,000	AAA	ISD GO PSFG 1.62% due 8/1/05	51,535,000
10,000,000	VMIG 1*	Munitop Series 2000-20 PART 1.33% due 1/12/05	10,000,000
3,000,000	VMIG 1*	Greater East Texas Higher Education Series B
		1.75% VRDO AMT	3,000,000
10,000,000	A-1+	Greater Texas Student Loan Corp. Series 1996-A
		1.75% VRDO AMT	10,000,000
17,300,000	VMIG 1*	Gulf Coast IDA Citgo Petroleum Corp. Project
		1.79% VRDO AMT	17,300,000

See Notes to Financial Statements.

29 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT
	RATING(a) SECURITY		VALUE

Texas — 18.0% (continued)
		Gulf Coast Waste Disposal Authority PCR Amoco:
$5,000,000	AAA	1.38% due 1/15/05	$5,001,786
10,100,000	A-1+	Amoco Oil Co. Project 1.79% VRDO AMT	10,100,000
		Harris County TX:
		Health Facilities Development Corp.:
33,000,000	A-1+	Methodist Hospital 1.72% VRDO	33,000,000
1,000,000	VMIG 1*	Young Mens Christian Association 1.72% VRDO	1,000,000
4,140,000	A-1+	IDR Precision General Inc. Project 1.75% VRDO AMT	4,140,000
		Hockley County TX IDC PCR BP Amoco Corp. Project:
6,000,000	A-1+	1.15% due 11/1/04	6,000,000
25,000,000	A-1+	1.40% due 3/1/05	25,000,000
		Houston TX Airport Systems PART:
4,690,000	NR†	MERLOT Series B0-4 FSA-Insured 1.79% VRDO	4,690,000
15,000,000	VMIG 1*	Munitop Series 1998-15 FGIC-Insured 1.80% VRDO AMT	15,000,000
2,995,000	VMIG 1*	Series 845-X FSA-Insured 1.75% VRDO	2,995,000
8,000,000	A-1+	Houston TX Finance Authority Rice University
		1.38% due 12/6/04 TECP	8,000,000
		Houston TX GO TECP:
		Series A:
7,200,000	A-1+	1.35% due 11/2/04	7,200,000
4,000,000	A-1+	1.30% due 11/9/04	4,000,000
30,000,000	A-1+	1.38% due 1/6/05	30,000,000
		Series B:
10,000,000	A-1+	1.25% due 10/7/04	10,000,000
6,000,000	A-1+	1.42% due 11/23/04	6,000,000
10,000,000	A-1+	Series D 1.37% due 11/18/04	10,000,000
		Houston TX ISD GO PSFG PART:
5,000,000	VMIG 1*	Munitop Series 2000-11 1.81% VRDO	5,000,000
7,320,000	A-1	Series-PA-466 1.73% VRDO	7,320,000
25,000,000	SP-1+	Houston TX TRAN 3.00% due 6/30/05	25,256,681
		Houston TX Water & Sewer PART:
6,965,000	A-1	MERLOT Series A-128 MBIA-Insured 1.74% VRDO	6,965,000
19,400,000	A-1+	Series SGA-73 FGIC-Insured 1.75% VRDO	19,400,000
6,300,000	A-1	Jewett TX EDC IDR Nucor Corp. Project 1.75% VRDO AMT	6,300,000
50,000,000	A-1+	Katy TX ISD GO PSFG 1.70% VRDO	50,000,000
8,000,000	Aa2*	Leon County TX IDR BOC Group Inc. Project 1.69% VRDO	8,000,000
		Lewisville TX ISD GO PSFG PART:
10,290,000	VMIG 1*	Munitop Series 2001-9 1.30% due 10/13/04 (b)	10,290,000
7,000,000	A-1+	Series SGA-134 1.75% VRDO	7,000,000
10,000,000	A-1	Lower Colorado River Authority Series A
		1.75% due 11/2/04 TECP	10,000,000
		Mansfield TX:
2,600,000	A-1+	IDR Pier 1 Imports Project 1.70% VRDO AMT	2,600,000
5,000,000	A-1+	ISD GO Series SGA-129 PSFG PART 1.75% VRDO	5,000,000

See Notes to Financial Statements.

30 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT
	RATING(a) SECURITY		VALUE

Texas — 18.0% (continued)
$11,030,000	VMIG 1*	North Harris Montgomery Community College FGIC-Insured
		1.70% VRDO	$11,030,000
		North Texas Higher Education Authority Student Loan AMT:
		AMBAC-Insured:
17,000,000	VMIG 1*	Series B 1.75% VRDO	17,000,000
20,000,000	A-1+	Series C 1.75% VRDO	20,000,000
20,000,000	A-1+	Series F 1.75% VRDO	20,000,000
12,000,000	A-1+	Northside TX ISD GO School Building 1.67% VRDO	12,000,000
26,100,000	VMIG 1*	Pasadena TX ISD GO PSFG Series A 1.70% VRDO	26,100,000
17,000,000	A-1+	Plano TX Health Facilities Presbyterian Health Care
		MBIA-Insured 1.21% due 11/15/04 TECP	17,000,000
		Plano TX ISD GO PSFG:
31,055,000	A-1+	1.42% due 5/5/05	31,055,000
19,700,000	A-1+	Series SGA-128 PART 1.75% VRDO	19,700,000
8,115,000	A-1+	Polly Ryon Memorial Hospital Authority TX 1.70% VRDO	8,115,000
15,000,000	A-1+	Port Arthur TX Navigation District BASF Corp. Project
		Series A 1.80% VRDO AMT	15,000,000
7,000,000	VMIG 1*	Richmond TX Higher Education Bayou University Houston
		1.72% VRDO	7,000,000
11,215,000	A-1+	Round Rock TX ISD GO MSTC Series SGA-133 PSFG PART
		1.75% VRDO	11,215,000
		San Antonio TX:
2,000,000	A-1+	Education Facilities Corp. Higher Education Trinity
		University 1.72% VRDO	2,000,000
		Gas & Electric:
24,777,000	VMIG 1*	Munitop Series 1998-22 MBIA-Insured PART
		1.75% VRDO	24,777,000
24,300,000	A-1+	Series A 1.17% due 10/7/04 TECP	24,300,000
4,115,000	A-1+	Water System Series SGA-42 1.75% VRDO	4,115,000
14,000,000	A-1+	San Jacinto TX College District AMBAC-Insured 1.70% VRDO	14,000,000
5,150,000	VMIG 1*	Southeast Texas HFC MFH Oaks of Hitchcock Apartments
		1.74% VRDO AMT	5,150,000
15,700,000	A-1+	Spring Branch TX ISD GO PSFG 1.75% due 10/13/04	15,700,000
4,030,000	Aa3*	Sulphur Springs TX IDR CMH Manufacturing Inc. Project
		1.76% VRDO AMT	4,030,000
14,975,000	A-1+	Texas Municipal Gas Corp. Revenue Series 1998 FSA-Insured
		1.70% VRDO	14,975,000
		Texas State Department Housing & Community Affairs MFH:
15,750,000	A-1+	NHP Foundation 1.70% VRDO	15,750,000
11,570,000	A-1	Series 9003 Class A 1.79% VRDO AMT (b)	11,570,000
		Texas State GO Veterans:
		Housing Assistance:
10,000,000	A-1+	Series II-B 1.73% VRDO AMT	10,000,000
25,000,000	A-1+	Series II-C-2 1.75% VRDO AMT	25,000,000
13,110,000	A-1+	Land Series A 1.73% VRDO AMT	13,110,000

See Notes to Financial Statements.

31 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT
	RATING(a) SECURITY		VALUE

Texas — 18.0% (continued)
$150,000,000	SP-1+	Texas State TRAN 3.00% due 8/31/05	$151,890,074
10,000,000	A-1+	Texas Water Development Board State Revolving Fund
		1.72% VRDO	10,000,000
3,625,000	A-1+	Tom Green County TX Health Facilities Development Corp.
		1.70% VRDO	3,625,000
8,030,000	VMIG 1*	Travis County TX HFC MFH Tanglewood Apartments
		FNMA-Insured 1.70% VRDO	8,030,000
3,250,000	VMIG 1*	Wallis TX Higher Education Facilities Corp. St. Mark’s
		Episcopal School 1.70% VRDO	3,250,000
5,245,000	A-1+	West Harris County TX Regional Water Authority
		Series SGA-148 MBIA-Insured PART 1.75% VRDO	5,245,000
2,200,000	A-1+	West Side Calhoun County TX BP Chemicals Inc. Project
		1.79% VRDO	2,200,000

			1,215,485,541

Utah — 1.7%
		Intermountain Power Agency UT Power Supply:
5,000,000	A-1+	Series 1998-B-5 1.44% due 10/13/04 TECP	5,000,000
12,300,000	A-1+	Series F AMBAC-Insured 1.25% due 12/1/04	12,300,000
		Murray City UT Hospital IHC Health Services:
5,710,000	A-1+	Series C 1.72% VRDO	5,710,000
1,800,000	A-1+	Series D 1.77% VRDO	1,800,000
1,330,000	A-1+	Ogden City UT IDR Infiltrator System Inc. Project
		1.75% VRDO AMT	1,330,000
5,000,000	VMIG 1*	Salt Lake City UT Rowland Hall St. Mark’s Project
		1.70% VRDO	5,000,000
		Utah County UT IHC Health Services Inc.:
13,100,000	A-1+	Series B 1.70% VRDO	13,100,000
28,500,000	A-1+	Series C 1.71% VRDO	28,500,000
		Utah Housing Corp. SFM AMT:
6,500,000	A-1+	Series D-2 Class 1 1.75% VRDO	6,500,000
1,800,000	VMIG 1*	Series F-1 Class 1 FHLB-Insured 1.75% VRDO	1,800,000
		Utah State Board of Regents Student Loan Revenue
		AMBAC-Insured:
4,300,000	A-1+	Series C 1.75% VRDO AMT	4,300,000
15,000,000	A-1+	Series L 1.75% VRDO AMT	15,000,000
16,955,000	F-1‡	Utah State HFA SFM Series B FHLB-Insured 1.75% VRDO	16,955,000

			117,295,000

Virginia — 0.5%
400,000	Aa2*	Alexandria VA IDA IDR Global Printing Inc. Project
		1.81% VRDO AMT	400,000
3,000,000	A-1+	King George County VA Garnet of VA Inc. Project
		1.75% VRDO AMT	3,000,000
1,800,000	Aa2*	Mecklenburg VA IDA Glaize & Brothers LLC 1.81% VRDO AMT	1,800,000

See Notes to Financial Statements.

32 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT
	RATING(a) SECURITY		VALUE

Virginia — 0.5% (continued)
$3,000,000	VMIG 1*	Norfolk VA Redevelopment & Housing Authority
		Old Dominion University Project 1.70% VRDO	$3,000,000
6,800,000	VMIG 1*	Richmond VA IDA Richmond SPCA Project 1.69% VRDO	6,800,000
3,300,000	NR†	Rockbridge County VA IDA Des Champs Project
		1.75% VRDO AMT	3,300,000
3,065,000	VMIG 1*	University of Virginia University Revenue Series 856 PART
		1.73% VRDO	3,065,000
4,700,000	VMIG 1*	Virginia Beach VA Development Authority IMS Gear Project
		1.76% VRDO AMT	4,700,000
2,400,000	A-1+	Virginia Port Authority Series SGA-111 MBIA-Insured PART
		1.76% VRDO	2,400,000
2,480,000	Aa2*	Virginia Small Business Finance Authority Ennstone Inc.
		Project 1.76% VRDO AMT	2,480,000

			30,945,000

Washington — 2.4%
25,000,000	A-1+	Energy Northwest WA Electric Revenue Project 3
		Series D-3-2 MBIA-Insured 1.70% VRDO	25,000,000
3,095,000	A-1+	Everett WA IDC Elizabeth A. Lynn Trust Project
		1.79% VRDO AMT	3,095,000
		King County WA Housing Authority:
6,700,000	F-1‡	Landmark Apartments Project 1.70% VRDO	6,700,000
5,680,000	A-1+	Overlake Project 1.75% VRDO AMT	5,680,000
3,000,000	A-1	King County WA Sewer Revenue Series A 1.17% VRDO	3,000,000
2,180,000	A-1+	Olympia WA EDA Spring Air Northwest Project
		1.79% VRDO AMT	2,180,000
		Washington State:
5,500,000	A-1+	EDFA Solid Waste Disposal Waste Management Project
		Series C 1.78% VRDO AMT	5,500,000
		GO:
14,265,000	A-1	MSTC Series 2001-149 FGIC-Insured PART
		1.75% VRDO (b)	14,265,000
14,155,000	VMIG 1*	Munitop Series 2001-6 MBIA-Insured PART
		1.07% due 1/12/05	14,155,000
11,400,000	VMIG 1*	Health Care Facilities National Healthcare Research &
		Education 1.70% VRDO	11,400,000
35,020,000	VMIG 1*	HEFA Seattle Pacific University Project Series A
		1.70% VRDO	35,020,000
		HFA MFH:
2,000,000	A-1+	Heatherwood Apartments Project Series A
		1.87% VRDO AMT	2,000,000
3,000,000	A-1+	Springfield Meadows Apartments Series A
		1.87% VRDO AMT	3,000,000

See Notes to Financial Statements.

33 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT
	RATING(a) SECURITY		VALUE

Washington — 2.4% (continued)
		HFC MFH:
5,165,000	VMIG 1*	Olympic Heights Apartments FNMA-Insured
		1.69% VRDO	$5,165,000
8,440,000	VMIG 1*	Series T FNMA/GNMA-Insured PART 1.86% VRDO	8,440,000
2,880,000	VMIG 1*	Valley View Apartments Project 1.69% VRDO	2,880,000
7,500,000	VMIG 1*	Vintage Mountain Vernon Project Series A
		1.74% VRDO AMT	7,500,000
		Yakima County WA Public Corp.:
4,600,000	P-1*	Can-Am Milwork Ltd. Project 1.80% VRDO AMT	4,600,000
2,000,000	NR†	Longview Fibre Co. Project 1.82% VRDO AMT	2,000,000

			161,580,000

West Virginia — 0.0%
1,200,000	A-1+	Marion County WV Solid Waste Disposal Facilities Granttown
		Project Series D 1.77% VRDO AMT	1,200,000
1,730,000	NR†	Putnam County WV Solid Waste Disposal FMC Corp.
		1.86% VRDO AMT	1,730,000

			2,930,000

Wisconsin — 1.6%
6,100,000	A-1+	Oneida Tribe of Indians HFA 1.70% VRDO	6,100,000
		Wisconsin Center District Tax Revenue:
14,455,000	AAA	MSTC Series 1999-70 FSA-Insured PART 1.75% VRDO	14,455,000
7,000,000	VMIG 1*	Series A 1.71% VRDO	7,000,000
345,000	A-1	Wisconsin HFA MSTC Series 1999-74 PART
		1.78% VRDO AMT	345,000
		Wisconsin Housing & EDA Home Ownership FSA-Insured AMT:
4,835,000	A-1+	Series B 1.73% VRDO	4,835,000
9,175,000	A-1+	Series C 1.71% VRDO	9,175,000
8,000,000	A-1+	Series E 1.73% VRDO	8,000,000
6,430,000	A-1+	Series I 1.75% VRDO	6,430,000
		Wisconsin School Districts Cash Flow Management
		Program COP:
7,025,000	NR†	Series A-1 3.00% due 9/20/05	7,113,406
7,500,000	NR†	Series A-2 3.00% due 9/20/05	7,695,642
15,000,000	MIG 1*	Series B-1 2.00% due 11/1/04	15,010,662
7,455,000	A-1	Wisconsin State GO Series 1997-A 1.19% due 12/6/04 TECP	7,455,000
9,200,000	A-1+	Wisconsin State HEFA Wheaton Franciscan Services
		1.69% VRDO	9,200,000
3,200,000	A-1+	University WI Hospitals & Clinics Authority 1.71% VRDO	3,200,000

			106,014,710

See Notes to Financial Statements.

34 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT
	RATING(a) SECURITY		VALUE

Wyoming — 0.1%
$4,800,000	A-1+	Carbon County WY PCR BP Amoco Project
		1.15% due 11/1/04	$4,800,000

		TOTAL INVESTMENTS — 102.9%
		(Cost — $6,957,334,377**)	6,957,334,377
		Liabilities in Excess of Other Assets — (2.9)%	(197,735,009)

		TOTAL NET ASSETS — 100.0%	$6,759,599,368

(a)
All ratings are by Standard & Poor’s Ratings Service (“Standard & Poor’s”), except for those identified by an asterisk (* ) which are rated by Moody’s Investors Service (“Moody’s”) and those identified by a double dagger (‡), which are rated by Fitch Ratings (“Fitch”).

(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

This security has been deemed liquid pursuant to the guidelines approved by the Board of Directors.
(c)	Pre-Refunded bonds escrowed with U.S. government securities and are considered by the manager to be triple-A rated even if the issuer has not applied for new ratings.
†
Security has not been rated by either Standard & Poor’s, Moody’s or Fitch. However, the Board of Directors has determined this security to be considered a first tier quality issue due to enhancement features; such as insurance and/or irrevocable letter of credit.

**	Aggregate cost for Federal income tax purposes is substantially the same.

See pages 36 through 38 for definitions of ratings and certain abbreviations.

Summary of Investments by Industry*** (unaudited)

General Obligation	21.4%
Education	13.0
Hospitals	12.7
Transportation	7.3
Finance	6.8
Industrial Development	6.0
Water & Sewer	5.5
Housing: Multi-Family	5.3
Utilities	4.7
Other	17.3

100.0%

***	As a percentage of total investments. Please note that Fund holdings are as of September 30, 2004 and are subject to change.

See Notes to Financial Statements.

35 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “BBB” may be modified by the addition of a plus (+) or a minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds that are rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds that are rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A	—
Bonds that are rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—
Bonds that are rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Baa”, where 1 is the highest and 3 the lowest rating within its generic category.

Aaa	—
Bonds that are rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—
Bonds that are rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—
Bonds that are rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—
Bonds that are rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

36 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Short-Term Security Ratings (unaudited)

SP-1	—
Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

SP-2	—	Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest.

A-1	—
Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

MIG 1	—	Moody’s highest rating for short-term municipal obligations.

VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1	—
Fitch’s highest commercial paper rating indicating that the degree of safety regarding timely payment is either exceptional or very strong; those issues determined to possess exceptional safety characteristics are denoted with a plus (+) sign.

37 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Abbreviations* (unaudited)

ABAG	—	Association of Bay Area Governments	IDA	—	Industrial Development Authority
AIG	—	American International Guaranty	IDB	—	Industrial Development Board
AMBAC	—	Ambac Assurance Corporation	IDC	—	Industrial Development
AMT	—	Alternative Minimum Tax			Corporation
BAN	—	Bond Anticipation Notes	IDR	—	Industrial Development Revenue
BIG	—	Bond Investors Guaranty	IFA	—	Industrial Finance Agency
CDA	—	Community Development Authority	IFC	—	Industrial Facilities Corporation
CGIC	—	Capital Guaranty Insurance Company	IHC	—	Intermountain Healthcare
CHFCLI	—	California Health Facility Construction	INFLOS	—	Inverse Floaters
		Loan Insurance	ISD	—	Independent School District
CONNIE	—	College Construction Loan	LOC	—	Letter of Credit
LEE	—	Insurance Corporation	MBIA	—	Municipal Bond Investors
COP	—	Certificate of Participation			Assurance Corporation
DFA	—	Development Finance Authority	MERLOT	—	Municipal Exempt Receipts
EDA	—	Economic Development Authority		—	Liquidity Optional Tender
EDC	—	Economic Development Corporation	MFA	—	Mortgage Finance Agency
EDFA	—	Economic Development Financial	MFH	—	Multi-Family Housing
		Authority	MSTC	—	Municipal Securities Trust
EDR	—	Economic Development Revenue			Certificates
EFA	—	Educational Facilities Authority	MVRICS	—	Municipal Variable Rate Inverse
EMCP	—	Extendable Municipal Commercial Paper			Coupon Security
ETM	—	Escrowed to Maturity	PART	—	Partnership Structure
FGIC	—	Financial Guaranty Insurance Company	PBA	—	Public Building Authority
FHA	—	Federal Housing Administration	PCFA	—	Pollution Control Finance
FHLB	—	Federal Home Loan Bank			Authority
FHLMC	—	Federal Home Loan Mortgage Corp.	PCR	—	Pollution Control Revenue
FLAIRS	—	Floating Adjustable Interest Rate	PFA	—	Public Facilities Authority
		Securities	PSFG	—	Permanent School Fund Guaranty
FNMA	—	Federal National Mortgage Association	Q-SBLF	—	Qualified-School Bond Loan Fund
FRTC	—	Floating Rate Trust Certificates	Radian	—	Radian Asset Assurance
FSA	—	Financial Security Assurance	RAN	—	Revenue Anticipation Notes
GAN	—	Grant Anticipation Note	RAW	—	Revenue Anticipation Warrants
GDA	—	Government Development Authority	RIBS	—	Residual Interest Bonds
GEMICO	—	General Electric Mortgage Insurance	RITES	—	Residual Interest Tax-Exempt
		Company			Security
GIC	—	Guaranteed Investment Contract	SFH	—	Single-Family Housing
GNMA	—	Government National Mortgage	SFM	—	Single-Family Mortgage
		Association	SLMA	—	Student Loan Marketing
GO	—	General Obligation			Association
HDA	—	Housing Development Authority	SPA	—	Standby Bond Purchase
HDC	—	Housing Development Corporation			Agreement
HEFA	—	Health and Educational Facilities	SYCC	—	Structured Yield Curve Certificate
		Authority	TAN	—	Tax Anticipation Notes
HFA	—	Housing Finance Authority	TCRS	—	Transferable Custodial Receipts
HFC	—	Housing Finance Corporation	TECP	—	Tax Exempt Commercial Paper
IBC	—	Insured Bond Certificates	TFA	—	Transitional Finance Authority
			TOB	—	Tender Option Bonds
			TRAN	—	Tax & Revenue Anticipation
Notes
			VA	—	Veterans Administration
			VRDD	—	Variable Rate Daily Demand
			VRDO	—	Variable Rate Demand Obligation
			VRWE	—	Variable Rate Wednesday
Demand
			XLCA	—	XL Capital Assurance
________
*	Abbreviations may or may not appear in the Schedule of Investments.

38 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)	September 30, 2004

ASSETS:
Investments, at amortized cost	$6,957,334,377
Cash	4,680,255
Receivable for securities sold	114,883,412
Receivable for Fund shares sold	60,272,625
Interest receivable	16,254,694
Prepaid expenses	104,988
Other assets	90,858

Total Assets	7,153,621,209

LIABILITIES:
Payable for securities purchased	267,643,422
Payable for Fund shares reacquired	120,175,435
Dividends payable	3,020,953
Management fee payable	2,459,528
Distribution plan fees payable	188,967
Deferred compensation payable	90,858
Accrued expenses	442,678

Total Liabilities	394,021,841

Total Net Assets	$6,759,599,368

NET ASSETS:
Par value of capital shares
($0.01 par value, 10,000,000,000 shares authorized)	$67,588,502
Capital paid in excess of par value	6,691,610,999
Undistributed net investment income	144,437
Accumulated net realized gain from investment transactions	255,430

Total Net Assets	$6,759,599,368

Shares Outstanding:
Class A	6,758,846,868

Class Y	3,351

Net Asset Value:
Class A (and redemption price)	$1.00

Class Y (and redemption price)	$1.00

See Notes to Financial Statements.

39 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Statement of Operations (unaudited)

For the Six Months Ended September 30, 2004

INVESTMENT INCOME:
Interest	$41,426,290

EXPENSES:
Management fee (Note 2)	15,380,979
Distribution plan fees (Notes 2 and 3)	3,594,558
Transfer agency services (Notes 2 and 3)	989,950
Custody	213,000
Registration fees	95,625
Shareholder communications (Note 3)	45,803
Audit and legal	41,455
Directors’ fees	37,749
Other	30,485

Total Expenses	20,429,604
Less: Management fee waiver (Notes 2 and 6)	(609,273)

Net Expenses	19,820,331

Net Investment Income	21,605,959

Net Realized Gain on Investments	190,938

Increase in Net Assets From Operations	$21,796,897

See Notes to Financial Statements.

40 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended September 30, 2004 (unaudited)
and the Year Ended March 31, 2004

	September 30	March 31

OPERATIONS:
Net investment income	$21,605,959	$36,224,752
Net realized gain	190,938	128,311

Increase in Net Assets From Operations	21,796,897	36,353,063

DISTRIBUTIONS TO SHAREHOLDERS FROM
(NOTES 1 AND 4):
Net investment income	(21,605,959)	(36,224,736)
Net realized gain	—	(63,819)

Decrease in Net Assets From
Distributions to Shareholders	(21,605,959)	(36,288,555)

FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	12,688,304,116	28,957,291,412
Net asset value of shares issued for
reinvestment of dividends	19,653,124	35,887,913
Cost of shares reacquired	(13,235,692,567)	(29,519,320,629)

Decrease in Net Assets From
Fund Share Transactions	(527,735,327)	(526,141,304)

Decrease in Net Assets	(527,544,389)	(526,076,796)
NET ASSETS:
Beginning of period	7,287,143,757	7,813,220,553

End of period*	$6,759,599,368	$7,287,143,757

* Includes undistributed net investment income of:	$144,437	$144,437

See Notes to Financial Statements.

41 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended March 31, unless otherwise noted:

Class A Shares	2004(1)		2004	2003	2002	2001	2000

Net Asset Value,
Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income From Operations:
Net investment income	0.003		0.005	0.009	0.018	0.035	0.028
Net realized gain	0.000	*	0.000 *	—	—	—	—

Total Income From Operations	0.003		0.005	0.009	0.018	0.035	0.028

Less Distributions From:
Net investment income	(0.003)		(0.005)	(0.009)	(0.018)	(0.035)	(0.028)
Net realized gains	—		(0.000)*	—	—	—	—

Total Distributions	(0.003)		(0.005)	(0.009)	(0.018)	(0.035)	(0.028)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(2)	0.30	%‡	0.48%	0.85%	1.84%	3.54%	2.89%

Net Assets, End of
Period (millions)	$6,760		$7,287	$7,813	$8,443	$8,452	$7,003

Ratios to Average
Net Assets:
Expenses(3)	0.55	%†(4)	0.58%	0.60%	0.61%	0.62%	0.63%
Net investment income	0.60	†	0.47	0.84	1.82	3.46	2.84

(1)	For the six months ended September 30, 2004 (unaudited).
(2)
Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.70% for any share class.
(4)
The investment manager waived a portion of its management fee for the six months ended September 30, 2004. If such a fee was not waived, the annualized expense ratio would have been 0.57% for Class A shares.

*	Amount represents less than $0.001.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

42 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended March 31, unless otherwise noted:

Class Y Shares	2004(1)		2004	2003	2002	2001	2000

Net Asset Value,
Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income From Operations:
Net investment income	0.004		0.006	0.010	0.019	0.036	0.030
Net realized gain	0.000	*	0.000 *	—	—	—	—

Total Income From Operations	0.004		0.006	0.010	0.019	0.036	0.030

Less Distributions From:
Net investment income	(0.004)		(0.006)	(0.010)	(0.019)	(0.036)	(0.030)
Net realized gains	—		(0.000)*	—	—	—	—

Total Distributions	(0.004)		(0.006)	(0.010)	(0.019)	(0.036)	(0.030)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(2)	0.36	%‡	0.60%	0.99%	1.93%	3.66%	3.03%

Net Assets, End of
Period (millions)	$0.0	**	$0.0 **	$0.0 **	$1.0	$0.8	$0.5

Ratios to Average
Net Assets:
Expenses(3)	0.42	%†(4)	0.44%	0.48%	0.48%	0.49%	0.50%
Net investment income	0.72	†	0.60	1.12	1.92	3.50	2.87

(1)	For the six months ended September 30, 2004 (unaudited).
(2)
Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.70% for any share class.
(4)
The investment manager waived a portion of its management fee for the six months ended September 30, 2004. If such a fee was not waived, the annualized expense ratio would have been 0.57% for Class A shares.

*	Amount represents less than $0.001.
**	Amount represents less than $0.1 million.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

43 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

The Smith Barney Municipal Money Market Fund, Inc. (“Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. The Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value.

(b) Investment Transactions and Investment Income. Security transactions are accounted for on trade date. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Gains or losses on the sale of securities are calculated by using the specific identification method.

(c) Class Accounting. Class specific expenses are charged to each class; investment advisory fees and general fund expenses, income, gains and/or losses are allocated on the basis of relative net assets of each class or on another reasonable basis.

(d) Exempt-Interest Dividends and Other Distributions. The Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in Fund shares on the payable date. Furthermore, the Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such status when distributed to the shareholders of the Fund. Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

44 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(e) Federal Income Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.475% on the first $1 billion of the Fund’s average daily net assets; 0.450% on the next $1 billion; 0.425% on the next $3 billion; 0.400% on the next $5 billion and 0.375% of the Fund’s average daily net assets in excess of $10 billion. This fee is calculated daily and paid monthly.

During the six months ended September 30, 2004, SBFM waived a portion of the Fund’s management fee of $609,273.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent. PFPC Inc. (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended September 30, 2004, the Fund paid transfer agent fees of $725,280 to CTB.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

All officers and one Director of the Fund are employees of Citigroup or its affiliates and do not receive compensation from the Fund.

45 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

3. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A shares calculated at the annual rate of 0.10% of the Fund’s average daily net assets of that class. For the six months ended September 30, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

		Class A

Rule 12b-1 Distribution Plan Fees		$3,594,558

For the six months ended September 30, 2004, total Transfer Agency Service expenses were as follows:

	Class A	Class Y

Transfer Agency Service Expenses	$989,950	$0	*

For the six months ended September 30, 2004, total Shareholder Communication expenses were as follows:

	Class A	Class Y

Shareholder Communication Expenses	$45,803	$0	*

* Amount represents less than $1.

4. Distributions Paid to Shareholders by Class

	Six Months Ended	Year Ended
	September 30, 2004	March 31, 2004

Class A
Net investment income	$21,605,947	$36,224,716
Net realized gains	—	63,819

Total	$21,605,947	$36,288,535

Class Y
Net investment income	$12	$20
Net realized gains	—	0	*

Total	$12	$20

* Amount represents less than $1.

46 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

5. Capital Shares

At September 30, 2004, the Fund had ten billion shares of capital stock authorized with a par value of $0.01 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Class A and Y shares can be purchased directly by investors.

Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	September 30, 2004	March 31, 2003

Class A
Shares sold	12,688,304,116	28,957,291,412
Shares issued on reinvestment	19,653,113	35,887,893
Shares reacquired	(13,235,692,567)	(29,519,320,629)

Net Decrease	(527,735,338)	(526,141,324)

Class Y
Shares issued on reinvestment	11	20

Net Increase	11	20

6. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the Fund’s investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and two other individuals, one of whom is an employee and the other of whom is a former employee of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

47 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund. As previously disclosed, CAM has already agreed to pay the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

48 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

7.  Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers (the “Funds”), and directors or trustees of the Funds. The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brok erage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.

49 Smith Barney Municipal Money Market Fund, Inc. | 2004 Semi-Annual Report

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SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

DIRECTORS	OFFICERS (continued)
Lee Abraham	Kaprel Ozsolak
Allan J. Bloostein	Controller
Jane F. Dasher
Donald R. Foley	Robert I. Frenkel
R. Jay Gerken, CFA	Secretary and
Chairman	Chief Legal Officer
Richard E. Hanson, Jr.
Paul Hardin
Roderick C. Rasmussen	INVESTMENT
John P. Toolan	MANAGER
Smith Barney Fund
Management LLC
OFFICERS
R. Jay Gerken, CFA
President and	DISTRIBUTOR
Chief Executive Officer	Citigroup Global Markets Inc.

Andrew B. Shoup	CUSTODIAN
Senior Vice President and	State Street Bank and
Chief Administrative Officer	Trust Company

Robert J. Brault	TRANSFER AGENT
Chief Financial Officer	Citicorp Trust Bank, fsb.
and Treasurer	125 Broad Street, 11th Floor
New York, New York 10004
Julie P. Callahan, CFA
Vice President and	SUB-TRANSFER
Investment Officer	AGENT
PFPC Inc.
Joseph P. Deane	P.O. Box 9699
Vice President and	Providence, Rhode Island
Investment Officer	02940-9699

Andrew Beagley
Chief Anti-Money
Laundering Compliance
Officer and Chief
Compliance Officer

Smith Barney Municipal Money Market Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.citigroupAM.com. and (3) on the SEC’s website at www.sec.gov

This report is submitted for the general information of the shareholders of Smith Barney Municipal Money Market Fund, Inc.

SMITH BARNEY MUNICIPAL
MONEY MARKET FUND, INC.
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

©2004 Citigroup Global Markets Inc.
Member NASD, SIPC

FD0282 11/04	04-7390

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Municipal Money Market Fund, Inc.

By:	/s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer of Smith Barney Municipal Money Market Fund, Inc.

Date: December 3, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer of Smith Barney Municipal Money Market Fund, Inc.

Date: December 3, 2004

By:	/s/ Robert J. Brault Robert J. Brault Chief Financial Officer of Smith Barney Municipal Money Market Fund, Inc.

Date: December 3, 2004